UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21906
                                                     ---------

                       Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: August 31
                         --------------------

Date of reporting period: May 31, 2009
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

CSD | CLAYMORE/BEACON SPIN-OFF ETF (FORMERLY KNOWN AS CLAYMORE/CLEAR SPIN-OFF
ETF)
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES             DESCRIPTION                                                                                         VALUE
-----------------------------------------------------------------------------------------------------------------------------
                   COMMON STOCK - 96.5%
                   CONSUMER DISCRETIONARY - 9.6%
         15,739    Hillenbrand, Inc.                                                                            $    270,081
          4,312    Time Warner Cable, Inc.                                                                           132,767
         15,234    WABCO Holdings, Inc.                                                                              258,673
                                                                                           ----------------------------------
                                                                                                                     661,521
                                                                                           ----------------------------------
                   CONSUMER STAPLES - 20.8%
         17,524    Dr Pepper Snapple Group, Inc. (a)                                                                 380,797
          6,201    JM Smucker Co. (The)                                                                              249,652
          9,519    Kraft Foods, Inc. - Class A                                                                       248,541
          4,145    Lorillard, Inc.                                                                                   283,228
          6,113    Philip Morris International, Inc.                                                                 260,658
                                                                                           ----------------------------------
                                                                                                                   1,422,876
                                                                                           ----------------------------------
                   ENERGY - 7.2%
         25,115    Patriot Coal Corp. (a)                                                                            227,542
         16,746    Spectra Energy Corp.                                                                              268,773
                                                                                           ----------------------------------
                                                                                                                     496,315
                                                                                           ----------------------------------
                   FINANCIALS - 16.6%
         24,787    Discover Financial Services                                                                       236,964
         13,546    Forestar Group, Inc. (a)                                                                          164,719
         44,046    MF Global Ltd. (Bermuda) (a)                                                                      267,800
         22,000    MSCI, Inc. - Class A (a)                                                                          467,940
                                                                                           ----------------------------------
                                                                                                                   1,137,423
                                                                                           ----------------------------------
                   HEALTH CARE - 6.3%
          7,204    Covidien Ltd. (Bermuda)                                                                           257,327
          9,863    PharMerica Corp. (a)                                                                              172,997
                                                                                           ----------------------------------
                                                                                                                     430,324
                                                                                           ----------------------------------
                   INDUSTRIALS - 1.9%
         11,062    Quanex Building Products Corp.                                                                    122,124
          5,242    Real Goods Solar, Inc. - Class A (a)                                                               10,799
                                                                                           ----------------------------------
                                                                                                                     132,923
                                                                                           ----------------------------------
                   INFORMATION TECHNOLOGY - 30.5%
         20,426    Broadridge Financial Solutions, Inc.                                                              338,255
         13,567    EchoStar Corp. - Class A (a)                                                                      217,479
          8,943    Harris Stratex Networks, Inc. - Class A (a)                                                        42,658
         15,739    Metavante Technologies, Inc. (a)                                                                  403,705
         12,796    TeleCommunication Systems, Inc. - Class A (a)                                                      95,586
         17,766    Teradata Corp. (a)                                                                                383,746
         15,127    Tyco Electronics Ltd. (Bermuda)                                                                   262,756
         11,053    VMware, Inc. - Class A (a)                                                                        343,085
                                                                                           ----------------------------------
                                                                                                                   2,087,270
                                                                                           ----------------------------------
                   MATERIALS - 3.6%
         19,451    Allied Nevada Gold Corp. (a)                                                                      150,745
          8,089    Zep, Inc.                                                                                          98,443
                                                                                           ----------------------------------
                                                                                                                     249,188
                                                                                           ----------------------------------
                   TOTAL COMMON STOCK - 96.5%
                   (Cost - $8,667,052)                                                                             6,617,840
                                                                                           ----------------------------------

                   MASTER LIMITED PARTNERSHIPS - 3.5%
                   ENERGY - 2.1%
          9,023    Encore Energy Partners LP                                                                         142,202
                                                                                           ----------------------------------

                   UTILITIES - 1.4%
          7,834    Brookfield Infrastructure Partners LP (Bermuda)                                                    97,847
                                                                                           ----------------------------------
                   TOTAL MASTER LIMITED PARTNERSHIPS - 3.5%
                   (Cost - $257,880)                                                                                 240,049
                                                                                           ----------------------------------

                   TOTAL INVESTMENTS - 100.0%
                   (Cost - $8,924,932)                                                                             6,857,889
                   Liabilities in excess of Other Assets - (0.0%)                                                     (3,405)
                                                                                           ----------------------------------
                   NET ASSETS - 100.0%                                                                           $ 6,854,484
                                                                                            ==================================



LP - Limited Partnership

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

------------------------------------------------------------------------
                         COUNTRY ALLOCATION*
------------------------------------------------------------------------
United States                                                     87.1%
Bermuda                                                           12.9%
------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                                          SECURITIES              DERIVATIVES                 TOTAL
(value in $000s)                                ---------------------    ---------------------   -----------------------

Assets:
Level 1                                                      $ 6,858                      $ -                   $ 6,858
Level 2                                                            -                        -                         -
Level 3                                                            -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Total                                                        $ 6,858                      $ -                   $ 6,858
                                                =====================    =====================   =======================

Liabilities:
Level 1                                                      $     -                      $ -                   $     -
Level 2                                                            -                        -                         -
Level 3                                                            -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Total                                                        $     -                      $ -                   $     -
                                                =====================    =====================   =======================


LEVEL 3 HOLDINGS                                     SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    ---------------------   -----------------------
Beginning Balance at 8/31/08                                 $     -                      $ -                   $     -
Total Realized Gain/Loss                                           -                        -                         -
Change in Unrealized Gain/Loss                                     -                        -                         -
Net Purchases and Sales                                            -                        -                         -
Net Transfers In/Out                                               -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Ending Balance at 5/31/09                                    $     -                      $ -                   $     -
                                                =====================    =====================   =======================

EEB | CLAYMORE/BNY MELLON BRIC ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

 NUMBER OF
 SHARES          DESCRIPTION                                                                                             VALUE
-------------------------------------------------------------------------------------------------------------------------------

                 COMMON STOCKS  - 63.9%
                 CONSUMER DISCRETIONARY - 1.5%
        77,602   Ctrip.com International Ltd., ADR (China)                                                         $ 3,177,802
       120,462   Focus Media Holding Ltd., ADR (China) (a)                                                           1,035,973
        78,474   Gafisa SA, ADR (Brazil)                                                                             1,421,164
        34,750   New Oriental Education & Technology Group, ADR (China) (a)                                          1,909,860
        89,619   VisionChina Media, Inc., ADR (China) (a)                                                              540,403
                                                                                                      -------------------------
                                                                                                                     8,085,202
                                                                                                      -------------------------
                 CONSUMER STAPLES - 1.0%
        86,439   Perdigao SA, ADR (Brazil)                                                                           3,350,375
        37,259   Wimm-Bill-Dann Foods OJSC, ADR (Russia) (a)                                                         2,006,770
                                                                                                      -------------------------
                                                                                                                     5,357,145
                                                                                                      -------------------------
                 ENERGY - 20.0%
       168,260   China Petroleum & Chemical Corp., ADR (China)                                                      13,797,320
       149,720   CNOOC Ltd., ADR (China)                                                                            20,065,474
       174,884   PetroChina Co. Ltd., ADR (China)                                                                   20,337,260
     1,098,919   Petroleo Brasileiro SA, ADR (Brazil)                                                               48,385,404
       227,184   Yanzhou Coal Mining Co. Ltd., ADR (China)                                                           2,869,334
                                                                                                      -------------------------
                                                                                                                   105,454,792
                                                                                                      -------------------------
                 FINANCIALS -  8.0%
       317,157   China Life Insurance Co. Ltd., ADR (China)                                                         17,583,184
        76,358   E-House China Holdings Ltd., ADR (China) (a)                                                        1,118,645
       105,725   HDFC Bank Ltd., ADR (India)                                                                        10,519,638
       418,001   ICICI Bank Ltd., ADR (India)                                                                       13,016,551
                                                                                                      -------------------------
                                                                                                                    42,238,018
                                                                                                      -------------------------
                 HEALTH CARE - 0.9%
        40,269   China Medical Technologies, Inc., ADR (China)                                                         822,293
       135,596   Dr. Reddy's Laboratories Ltd., ADR (India)                                                          1,822,410
        88,748   Mindray Medical International Ltd., ADR (China)                                                     2,042,092
                                                                                                      -------------------------
                                                                                                                     4,686,795
                                                                                                      -------------------------
                 INDUSTRIALS - 1.7%
        46,788   China Southern Airlines Co. Ltd., ADR (China) (a)                                                     706,499
       136,741   Empresa Brasileira de Aeronautica SA, ADR (Brazil)                                                  2,622,692
        42,411   Guangshen Railway Co. Ltd., ADR (China)                                                             1,005,989
        93,652   Suntech Power Holdings Co. Ltd., ADR (China) (a)                                                    1,530,274
       297,244   Tata Motors Ltd., ADR (India)                                                                       2,877,322
                                                                                                      -------------------------
                                                                                                                     8,742,776
                                                                                                      -------------------------

                 INFORMATION TECHNOLOGY - 5.8%
        14,646   Baidu, Inc., ADR (China) (a)                                                                        3,865,812
        57,361   China Digital TV Holding Co. Ltd., ADR (China)                                                        516,249
       145,507   Giant Interactive Group, Inc., ADR (China)                                                          1,089,847
       444,329   Infosys Technologies Ltd., ADR (India)                                                             15,364,897
        32,411   Longtop Financial Technologies Ltd., ADR (China) (a)                                                  893,247
        71,330   Netease.com, ADR (China) (a)                                                                        2,466,591
        54,053   Shanda Interactive Entertainment Ltd., ADR (China) (a)                                              3,114,534
       297,991   Wipro Ltd., ADR (India)                                                                             3,516,294
                                                                                                      -------------------------
                                                                                                                    30,827,471
                                                                                                      -------------------------
                 MATERIALS - 8.6%
       172,043   Aluminum Corp. of China Ltd., ADR (China)                                                           4,196,129
       378,063   Cia Siderurgica Nacional SA, ADR (Brazil)                                                           9,270,105
       186,734   Mechel, ADR (Russia)                                                                                2,055,941
        31,222   Sinopec Shanghai Petrochemical Co. Ltd., ADR (China) (a)                                            1,167,391
       315,985   Sterlite Industries India Ltd., ADR (India)                                                         4,161,522
     1,275,712   Vale SA, ADR (Brazil)                                                                              24,429,885
                                                                                                      -------------------------
                                                                                                                    45,280,973
                                                                                                      -------------------------
                 TELECOMMUNICATION SERVICES - 14.6%
       814,059   China Mobile Ltd., ADR (China)                                                                     40,059,843
       142,337   China Telecom Corp. Ltd., ADR (China)                                                               6,773,818
     1,195,060   China Unicom Hong Kong Ltd., ADR (China)                                                           14,758,991
       138,557   Hutchison Telecommunications International Ltd., ADR (China)                                          429,527
       191,837   Mobile Telesystems OJSC, ADR (Russia)                                                               7,959,317
        65,902   Rostelecom, ADR (Russia)                                                                            2,270,983
        37,311   Tata Communications Ltd., ADR (India)                                                                 705,178
       328,554   Vimpel-Communications, ADR (Russia)                                                                 4,290,915
                                                                                                      -------------------------
                                                                                                                    77,248,572
                                                                                                      -------------------------
                 UTILITIES - 1.8%
       249,530   Centrais Eletricas Brasileiras SA, ADR (Brazil)                                                     3,301,282
        63,936   Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)                                       1,998,000
        39,653   CPFL Energia SA, ADR (Brazil)                                                                       1,952,514
        84,051   Huaneng Power International, Inc., ADR (China)                                                      2,237,437
                                                                                                      -------------------------
                                                                                                                     9,489,233
                                                                                                      -------------------------
                 TOTAL COMMON STOCKS - 63.9%
                 (Cost $493,040,592)                                                                               337,410,977
                                                                                                      -------------------------

                 PREFERRED STOCKS  - 35.3%
                 CONSUMER DISCRETIONARY - 0.5%
       246,422   NET Servicos de Comunicacao SA, Preference Shares, ADR (Brazil)                                     2,434,649
                                                                                                      -------------------------

                 CONSUMER STAPLES - 2.7%
        65,668   Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares, ADR (Brazil)                 2,458,610
       158,460   Cia de Bebidas das Americas, Preference Shares, ADR (Brazil)                                       10,379,130
       189,563   Sadia SA, Preference Shares, ADR (Brazil)                                                           1,393,288
                                                                                                      -------------------------
                                                                                                                    14,231,028
                                                                                                      -------------------------
                 ENERGY - 10.7%
     1,514,356   Petroleo Brasileiro SA, Preference Shares, ADR (Brazil)                                            52,957,029
       103,921   Ultrapar Participacoes SA, Preference Shares, ADR (Brazil)                                          3,409,648
                                                                                                      -------------------------
                                                                                                                    56,366,677
                                                                                                      -------------------------

                 FINANCIALS -  9.2%
     1,408,136   Banco Bradesco SA, Preference Shares, ADR (Brazil)                                                 21,502,237
     1,693,731   Itau Unibanco Holding SA, Preference Shares, ADR (Brazil)                                          27,184,382
                                                                                                      -------------------------
                                                                                                                    48,686,619
                                                                                                      -------------------------
                 INDUSTRIALS - 0.2%
       100,496   Tam SA, Preference Shares, ADR (Brazil) (a)                                                           867,281
                                                                                                      -------------------------

                 MATERIALS - 8.1%
        74,886   Aracruz Celulose SA, Preference Shares, ADR (Brazil)                                                1,279,802
       118,161   Braskem SA, Preference Shares, ADR (Brazil) (a)                                                       861,394
       681,328   Gerdau SA, Preference Shares, ADR (Brazil)                                                          7,085,811
     1,986,836   Vale SA, Preference Shares, ADR (Brazil)                                                           32,246,348
       124,883   Votorantim Celulose e Papel SA, Preference Shares, ADR (Brazil) (a)                                 1,482,361
                                                                                                      -------------------------
                                                                                                                    42,955,716
                                                                                                      -------------------------
                 TELECOMMUNICATION SERVICES - 2.2%
        36,235   Brasil Telecom Participacoes SA, Preference Shares, ADR (Brazil)                                    1,622,241
        56,727   Brasil Telecom SA, Preference Shares, ADR (Brazil)                                                  1,232,678
       269,705   Tele Norte Leste Participacoes SA, Preference Shares, ADR (Brazil)                                  4,779,172
        70,557   Tim Participacoes SA, Preference Shares, ADR (Brazil)                                               1,386,445
       143,300   Vivo Participacoes SA, Preference Shares, ADR (Brazil)                                              2,890,361
                                                                                                      -------------------------
                                                                                                                    11,910,897
                                                                                                      -------------------------
                 UTILITIES - 1.7%
       202,202   Centrais Eletricas Brasileiras SA, Preference Shares, ADR (Brazil)                                  2,620,538
       369,983   Cia Energetica de Minas Gerais, Preference Shares, ADR (Brazil)                                     4,894,875
       122,905   Cia Paranaense de Energia, Preference Shares, ADR (Brazil)                                          1,731,732
                                                                                                      -------------------------
                                                                                                                     9,247,145
                                                                                                      -------------------------
                 TOTAL PREFERRED STOCKS - 35.3%
                 (Cost $250,830,429)                                                                               186,700,012
                                                                                                      -------------------------

                 TOTAL INVESTMENTS - 99.2%
                 (Cost $743,871,021)                                                                               524,110,989
                 Other Assets in excess of Liabilities - 0.8%                                                        4,160,938
                                                                                                      -------------------------
                 NET ASSETS - 100.0%                                                                             $ 528,271,927
                                                                                                      =========================


ADR - American Depositary Receipt
OJSC - Open Joint Stock Company
SA - Corporation

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

-----------------------------------------------------------------------------
                             Country Allocation*
-----------------------------------------------------------------------------
Brazil                                                                 54.1%
China                                                                  32.5%
India                                                                   9.9%
Russia                                                                  3.5%

-----------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                                          SECURITIES              DERIVATIVES                 TOTAL
(value in $000s)                                ---------------------    ---------------------   -----------------------

Assets:
Level 1                                                    $ 524,111                      $ -                 $ 524,111
Level 2                                                            -                        -                         -
Level 3                                                            -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Total                                                      $ 524,111                      $ -                 $ 524,111
                                                =====================    =====================   =======================

Liabilities:
Level 1                                                    $       -                      $ -                 $       -
Level 2                                                            -                        -                         -
Level 3                                                            -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Total                                                      $       -                      $ -                 $       -
                                                =====================    =====================   =======================


LEVEL 3 HOLDINGS                                     SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    ---------------------   -----------------------
Beginning Balance at 8/31/08                               $       -                      $ -                 $       -
Total Realized Gain/Loss                                           -                        -                         -
Change in Unrealized Gain/Loss                                     -                        -                         -
Net Purchases and Sales                                            -                        -                         -
Net Transfers In/Out                                               -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Ending Balance at 5/31/09                                  $       -                      $ -                 $       -
                                                =====================    =====================   =======================

XGC | CLAYMORE/GREAT COMPANIES LARGE-CAP GROWTH INDEX ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES           DESCRIPTION                                                                                VALUE
------------------------------------------------------------------------------------------------------------------
                 COMMON STOCKS  - 99.9%
                 CONSUMER DISCRETIONARY - 20.5%
        2,963    Best Buy Co., Inc.                                                                     $ 104,001
        3,553    Coach, Inc.                                                                               93,337
        1,492    Kohl's Corp. (a)                                                                          63,365
        1,374    NIKE, Inc. - Class B                                                                      78,387
        6,805    Staples, Inc.                                                                            139,162
        6,866    Starbucks Corp. (a)                                                                       98,802
        3,233    Time Warner, Inc.                                                                         75,717
        4,223    TJX Cos., Inc.                                                                           124,621
                                                                                               -------------------
                                                                                                          777,392
                                                                                               -------------------
                 ENERGY - 11.1%
          993    National Oilwell Varco, Inc. (a)                                                          38,350
        1,374    Noble Corp. (Switzerland)                                                                 47,224
        4,105    Petro-Canada (Canada)                                                                    182,796
        2,005    Southwestern Energy Co. (a)                                                               87,157
          809    Transocean Ltd. (Switzerland) (a)                                                         64,299
                                                                                               -------------------
                                                                                                          419,826
                                                                                               -------------------
                 FINANCIALS - 15.9%
        3,385    Aflac, Inc.                                                                              120,168
        3,599    Charles Schwab Corp. (The)                                                                63,342
          256    CME Group, Inc.                                                                           82,340
          760    HDFC Bank Ltd., ADR (India)                                                               75,620
        2,001    Manulife Financial Corp. (Canada)                                                         42,741
        2,622    Morgan Stanley                                                                            79,499
        1,350    State Street Corp.                                                                        62,708
        2,938    Sun Life Financial, Inc. (Canada)                                                         77,504
                                                                                               -------------------
                                                                                                          603,922
                                                                                               -------------------
                 HEALTH CARE - 16.7%
        1,496    Allergan, Inc.                                                                            66,018
          958    Becton Dickinson and Co.                                                                  64,837
        2,910    Forest Laboratories, Inc. (a)                                                             68,938
        1,694    Medtronic, Inc.                                                                           58,189
        1,366    Novo Nordisk A/S, ADR (Denmark)                                                           71,141
        1,397    Stryker Corp.                                                                             53,701
        1,252    Teva Pharmaceutical Industries Ltd., ADR (Israel)                                         58,043
        3,103    UnitedHealth Group, Inc.                                                                  82,540
        2,419    WellPoint, Inc. (a)                                                                      112,653
                                                                                               -------------------
                                                                                                          636,060
                                                                                               -------------------
                 INDUSTRIALS - 9.4%
        2,752    Danaher Corp.                                                                            166,083
        1,643    General Dynamics Corp.                                                                    93,487
        1,818    United Technologies Corp.                                                                 95,645
                                                                                               -------------------
                                                                                                          355,215
                                                                                               -------------------
                 INFORMATION TECHNOLOGY - 26.3%
          605    Apple, Inc. (a)                                                                           82,165
        4,919    Cisco Systems, Inc. (a)                                                                   91,002
        2,970    Cognizant Technology Solutions Corp. - Class A (a)                                        74,814
        3,895    Dell, Inc. (a)                                                                            45,104
        4,541    eBay, Inc. (a)                                                                            80,012
        2,081    Fiserv, Inc. (a)                                                                          88,151
        1,539    Hewlett-Packard Co.                                                                       52,865
        2,775    Microsoft Corp.                                                                           57,970
        6,908    Oracle Corp.                                                                             135,328
        2,438    Paychex, Inc.                                                                             66,728
        2,878    Research In Motion Ltd. (Canada) (a)                                                     226,326
                                                                                               -------------------
                                                                                                        1,000,465
                                                                                               -------------------

                 TOTAL INVESTMENTS - 99.9%
                 (Cost $4,803,421)                                                                      3,792,880
                 Other Assets in excess of Liabilities - 0.1%                                               4,377
                                                                                               -------------------
                 NET ASSETS - 100.0%                                                                  $ 3,797,257
                                                                                               ===================


ADR - American Depositary Receipt

(a) - non-income producing security


Securities are classified by sectors that represent broad groupings of related industries.


-------------------------------------------------------------------------
                         COUNTRY ALLOCATION*
-------------------------------------------------------------------------
United States                                                      77.7%
Canada                                                             14.0%
Switzerland                                                         2.9%
India                                                               2.0%
Denmark                                                             1.9%
Israel                                                              1.5%
-------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                                           SECURITIES              DERIVATIVES                  TOTAL
(value in $000s)                                 ---------------------    ---------------------    -----------------------

Assets:
Level 1                                                       $ 3,793                      $ -                    $ 3,793
Level 2                                                             -                        -                          -
Level 3                                                             -                        -                          -
                                                 ---------------------    ---------------------    -----------------------
Total                                                         $ 3,793                      $ -                    $ 3,793
                                                 =====================    =====================    =======================

Liabilities:
Level 1                                                       $     -                      $ -                    $     -
Level 2                                                             -                        -                          -
Level 3                                                             -                        -                          -
                                                 ---------------------    ---------------------    -----------------------
Total                                                         $     -                      $ -                    $     -
                                                 =====================    =====================    =======================


LEVEL 3 HOLDINGS                                      SECURITIES              DERIVATIVES                  TOTAL
                                                 ---------------------    ---------------------    -----------------------
Beginning Balance at 8/31/08                                  $     -                      $ -                    $     -
Total Realized Gain/Loss                                            -                        -                          -
Change in Unrealized Gain/Loss                                      -                        -                          -
Net Purchases and Sales                                             -                        -                          -
Net Transfers In/Out                                                -                        -                          -
                                                 ---------------------    ---------------------    -----------------------
Ending Balance at 5/31/09                                     $     -                      $ -                    $     -
                                                 =====================    =====================    =======================

OTR | CLAYMORE/OCEAN TOMO GROWTH INDEX ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES         DESCRIPTION                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------------
               COMMON STOCK - 99.8%
               CONSUMER DISCRETIONARY - 8.1%
        927    Amazon.com, Inc. (a)                                                                          $ 72,297
        119    Bally Technologies, Inc. (a)                                                                     3,332
      2,271    DIRECTV Group, Inc. (The) (a)                                                                   51,098
        645    International Game Technology                                                                   11,197
         84    priceline.com, Inc. (a)                                                                          9,249
        202    Scientific Games Corp. - Class A (a)                                                             3,602
                                                                                              ------------------------
                                                                                                              150,775
                                                                                              ------------------------
               CONSUMER STAPLES - 3.8%
        924    Avon Products, Inc.                                                                             24,541
        898    Kimberly-Clark Corp.                                                                            46,597
                                                                                              ------------------------
                                                                                                               71,138
                                                                                              ------------------------
               ENERGY - 2.9%
        668    Baker Hughes, Inc.                                                                              26,092
        473    Cameron International Corp. (a)                                                                 14,772
        475    Smith International, Inc.                                                                       13,865
                                                                                              ------------------------
                                                                                                               54,729
                                                                                              ------------------------
               HEALTH CARE - 25.2%
        206    Alkermes, Inc. (a)                                                                               1,677
        298    Amylin Pharmaceuticals, Inc. (a)                                                                 3,373
      1,357    Baxter International, Inc.                                                                      69,465
        991    Celgene Corp. (a)                                                                               41,860
        202    Dendreon Corp. (a)                                                                               4,579
        228    Exelixis, Inc. (a)                                                                               1,265
      1,989    Gilead Sciences, Inc. (a)                                                                       85,726
      5,641    GlaxoSmithKline PLC, ADR (United Kingdom)                                                      190,158
        208    Isis Pharmaceuticals, Inc. (a)                                                                   2,870
        157    Kinetic Concepts, Inc. (a)                                                                       4,071
        198    Myriad Genetics, Inc. (a)                                                                        7,160
        259    PDL BioPharma, Inc.                                                                              1,800
        236    Sepracor, Inc. (a)                                                                               3,693
        123    Sequenom, Inc. (a)                                                                                 405
        892    Stryker Corp.                                                                                   34,288
        348    Vertex Pharmaceuticals, Inc. (a)                                                                10,374
        215    Waters Corp. (a)                                                                                 9,314
                                                                                              ------------------------
                                                                                                              472,078
                                                                                              ------------------------
               INDUSTRIALS - 5.4%
      1,585    Boeing Co.                                                                                      71,087
        109    Energy Conversion Devices, Inc. (a)                                                              1,876
        290    Foster Wheeler AG (Switzerland) (a)                                                              7,691
        494    McDermott International, Inc. (Panama) (a)                                                      10,853
        451    Pitney Bowes, Inc.                                                                              10,319
                                                                                              ------------------------
                                                                                                              101,826
                                                                                              ------------------------
               INFORMATION TECHNOLOGY - 47.0%
      2,851    Activision Blizzard, Inc. (a)                                                                   34,440
      1,148    Adobe Systems, Inc. (a)                                                                         32,351
        653    Altera Corp.                                                                                    11,114
        384    Amphenol Corp. - Class A                                                                        12,822
      1,921    Apple, Inc. (a)                                                                                260,891
        187    Ariba, Inc. (a)                                                                                  1,771
        488    Autodesk, Inc. (a)                                                                              10,473
      4,235    Dell, Inc. (a)                                                                                  49,041
        905    Finisar Corp. (a)                                                                                  588
        490    MEMC Electronic Materials, Inc. (a)                                                              9,452
     13,024    Microsoft Corp.                                                                                272,071
        498    National Semiconductor Corp.                                                                     6,912
        228    Rambus, Inc. (a)                                                                                 2,953
      1,223    Research In Motion Ltd. (Canada) (a)                                                            96,177
        263    Salesforce.com, Inc. (a)                                                                         9,981
        222    TiVo, Inc. (a)                                                                                   1,554
        689    Unisys Corp. (a)                                                                                   958
        158    Varian Semiconductor Equipment Associates, Inc. (a)                                              3,716
        419    VeriSign, Inc. (a)                                                                               9,809
        842    Vmware, Inc. - Class A (a)                                                                      26,136
      1,583    Western Union Co. (The)                                                                         27,908
                                                                                              ------------------------
                                                                                                              881,118
                                                                                              ------------------------
               MATERIALS - 6.3%
        537    Ecolab, Inc.                                                                                    20,057
      1,185    Monsanto Co.                                                                                    97,348
                                                                                              ------------------------
                                                                                                              117,405
                                                                                              ------------------------
               TELECOMMUNICATIONS - 1.1%
      3,484    Level 3 Communications, Inc. (a)                                                                 3,728
      3,698    Qwest Communications International, Inc.                                                        16,123
                                                                                              ------------------------
                                                                                                               19,851
                                                                                              ------------------------
               TOTAL INVESTMENTS - 99.8%
               (Cost - $2,124,949)                                                                          1,868,920
               Other Assets in excess of Liabilities - 0.2%                                                     4,256
                                                                                              ------------------------
               NET ASSETS - 100.0%                                                                        $ 1,873,176
                                                                                              ========================


ADR - American Depositary Receipt
PLC - Public Limited Company

(a)  Non-income producing security.


Securities are classified by sectors that represent broad groupings of related industries.

----------------------------------------------------------------------------
                          COUNTRY ALLOCATION*
----------------------------------------------------------------------------
United States                                                         83.7%
United Kingdom                                                        10.2%
Canada                                                                 5.1%
Panama                                                                 0.6%
Switzerland                                                            0.4%
----------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                                          SECURITIES              DERIVATIVES                 TOTAL
(value in $000s)                                ---------------------    ---------------------   -----------------------

Assets:
Level 1                                                      $ 1,869                      $ -                   $ 1,869
Level 2                                                            -                        -                         -
Level 3                                                            -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Total                                                        $ 1,869                      $ -                   $ 1,869
                                                =====================    =====================   =======================

Liabilities:
Level 1                                                      $     -                      $ -                   $     -
Level 2                                                            -                        -                         -
Level 3                                                            -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Total                                                        $     -                      $ -                   $     -
                                                =====================    =====================   =======================


LEVEL 3 HOLDINGS                                     SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    ---------------------   -----------------------
Beginning Balance at 8/31/08                                 $     -                      $ -                   $     -
Total Realized Gain/Loss                                           -                        -                         -
Change in Unrealized Gain/Loss                                     -                        -                         -
Net Purchases and Sales                                            -                        -                         -
Net Transfers In/Out                                               -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Ending Balance at 5/31/09                                    $     -                      $ -                   $     -
                                                =====================    =====================   =======================

OTP | CLAYMORE/OCEAN TOMO PATENT ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

NUMBER
OF SHARES       DESCRIPTION                                                                     VALUE
------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 99.6%
                CONSUMER DISCRETIONARY - 4.1%
      475       Amazon.com, Inc. (a)                                                         $ 37,045
       79       ArvinMeritor, Inc.                                                                201
       59       Bally Technologies, Inc. (a)                                                    1,652
      213       Blockbuster, Inc. - Class A (a)                                                   149
       95       Brunswick Corp.                                                                   439
    3,185       Comcast Corp. - Class A                                                        43,857
    1,117       DIRECTV Group, Inc. (a)                                                        25,132
      304       Discovery Communications, Inc. - Class A (a)                                    6,825
      295       Eastman Kodak Co.                                                                 770
      240       Gannett Co., Inc.                                                               1,145
      225       Garmin, Ltd. (Cayman Islands)                                                   4,698
      147       Gentex Corp.                                                                    1,733
      260       Goodyear Tire & Rubber Co. (a)                                                  2,977
      330       International Game Technology                                                   5,729
      650       Johnson Controls, Inc.                                                         12,955
       78       Lear Corp. (a)                                                                     97
      175       Leggett & Platt, Inc.                                                           2,569
    2,890       News Corp. - Class A                                                           28,264
       82       OfficeMax, Inc.                                                                   677
       44       priceline.com, Inc. (a)                                                         4,845
       94       Scientific Games Corp. - Class A (a)                                            1,676
      390       Time Warner Cable, Inc.                                                        12,008
    1,323       Time Warner, Inc.                                                              30,985
       82       Whirlpool Corp.                                                                 3,455
                                                                           ---------------------------
                                                                                              229,883
                                                                           ---------------------------
                CONSUMER STAPLES - 5.6%
      710       Archer-Daniels-Midland Co.                                                     19,539
      479       Avon Products, Inc.                                                            12,722
      495       ConAgra Foods, Inc.                                                             9,202
      364       General Mills, Inc.                                                            18,629
      458       Kimberly-Clark Corp.                                                           23,766
    1,625       Kraft Foods, Inc. - Class A                                                    42,429
    3,241       Procter & Gamble Co.                                                          168,338
      319       Reynolds American, Inc.                                                        12,750
      153       Smithfield Foods, Inc. (a)                                                      1,902
      418       Tyson Foods, Inc. - Class A                                                     5,568
                                                                           ---------------------------
                                                                                              314,845
                                                                           ---------------------------
                ENERGY - 13.7%
      544       Anadarko Petroleum Corp.                                                       25,992
      342       Baker Hughes, Inc.                                                             13,359
      328       BJ Services Co.                                                                 5,130
      235       Cameron International Corp. (a)                                                 7,339
    1,683       ConocoPhillips                                                                 77,149
    5,464       Exxon Mobil Corp.                                                             378,928
      782       Marathon Oil Corp.                                                             24,930
      462       National Oilwell Varco, Inc. (a)                                               17,843
    3,451       Royal Dutch Shell PLC, ADR (United Kingdom)                                   186,043
      236       Smith International, Inc.                                                       6,889
      126       Sunoco, Inc.                                                                    3,834
      120       USEC, Inc. (a)                                                                    642
      772       Weatherford International, Ltd. (Switzerland) (a)                              15,980
                                                                           ---------------------------
                                                                                              764,058
                                                                           ---------------------------
                FINANCIALS - 3.9%
      496       Capital One Financial Corp.                                                    12,122
    6,096       Citigroup, Inc.                                                                22,677
    5,780       Fannie Mae                                                                      4,219
      100       First American Corp.                                                            2,282
      467       Genworth Financial, Inc. - Class A                                              2,765
    4,155       JPMorgan Chase & Co.                                                          153,320
      277       Lincoln National Corp.                                                          5,249
      216       NASDAQ OMX Group, Inc. (a)                                                      4,560
      287       NYSE Euronext                                                                   8,610
                                                                           ---------------------------
                                                                                              215,804
                                                                           ---------------------------
                HEALTH CARE - 26.1%
    1,709       Abbott Laboratories                                                            77,008
       72       Affymetrix, Inc. (a)                                                              346
      102       Alkermes, Inc. (a)                                                                830
      340       Allergan, Inc.                                                                 15,004
    1,129       Amgen, Inc. (a)                                                                56,382
      160       Amylin Pharmaceuticals, Inc. (a)                                                1,811
    1,601       AstraZeneca PLC, ADR (United Kingdom)                                          66,794
      678       Baxter International, Inc.                                                     34,707
      266       Becton Dickinson & Co.                                                         18,003
      319       Biogen Idec, Inc. (a)                                                          16,521
    1,642       Boston Scientific Corp. (a)                                                    15,435
    2,190       Bristol-Myers Squibb Co.                                                       43,625
      393       Cardinal Health, Inc.                                                          14,050
      508       Celgene Corp. (a)                                                              21,458
       82       Cephalon, Inc. (a)                                                              4,781
      557       Covidien Ltd. (Bermuda)                                                        19,896
      109       Dendreon Corp. (a)                                                              2,471
      161       Dentsply International, Inc.                                                    4,711
    1,270       Eli Lilly & Co.                                                                43,904
      114       Exelixis, Inc. (a)                                                                633
      300       Genzyme Corp. (a)                                                              17,742
    1,007       Gilead Sciences, Inc. (a)                                                      43,402
    2,868       GlaxoSmithKline PLC, ADR (United Kingdom)                                      96,680
      109       HLTH Corp. (a)                                                                  1,285
      277       Hologic, Inc. (a)                                                               3,510
       85       Inverness Medical Innovations, Inc. (a)                                         2,765
      103       Isis Pharmaceuticals, Inc. (a)                                                  1,421
    3,058       Johnson & Johnson                                                             168,679
       72       Kinetic Concepts, Inc. (a)                                                      1,867
      273       King Pharmaceuticals, Inc. (a)                                                  2,583
      192       Life Technologies Corp. (a)                                                     7,446
      299       McKesson Corp.                                                                 12,304
      130       Medarex, Inc. (a)                                                                 941
    1,238       Medtronic, Inc.                                                                42,525
      329       Mylan, Inc. (a)                                                                 4,346
      102       Myriad Genetics, Inc. (a)                                                       3,688
      100       Nektar Therapeutics (a)                                                           675
    2,923       Novartis AG, ADR (Switzerland)                                                116,978
      129       PDL BioPharma, Inc.                                                               897
    7,458       Pfizer, Inc.                                                                  113,287
    2,909       Sanofi-Aventis SA, ADR (France)                                                92,186
    1,798       Schering-Plough Corp.                                                          43,871
      119       Sepracor, Inc. (a)                                                              1,862
       61       Sequenom, Inc. (a)                                                                201
      383       St. Jude Medical, Inc. (a)                                                     14,945
      442       Stryker Corp.                                                                  16,990
      985       Teva Pharmaceutical Industries Ltd., ADR (Israel)                              45,665
      460       Thermo Fisher Scientific, Inc. (a)                                             17,899
    1,321       UnitedHealth Group, Inc.                                                       35,139
      191       Vertex Pharmaceuticals, Inc. (a)                                                5,694
      107       Waters Corp. (a)                                                                4,635
    1,472       Wyeth                                                                          66,034
      246       Zimmer Holdings, Inc. (a)                                                      10,959
                                                                           ---------------------------
                                                                                            1,457,471
                                                                           ---------------------------
                INDUSTRIALS - 11.1%
      767       3M Co.                                                                         43,796
      802       Boeing Co.                                                                     35,970
      188       Cooper Industries Ltd. - Class A (Bermuda)                                      6,170
      431       CSX Corp.                                                                      13,689
      219       Cummins, Inc.                                                                   7,102
      352       Danaher Corp.                                                                  21,243
      183       Eaton Corp.                                                                     7,960
      836       Emerson Electric Co.                                                           26,827
       54       Energy Conversion Devices, Inc. (a)                                               929
      178       Evergreen Solar, Inc. (a)                                                         331
      344       FedEx Corp.                                                                    19,068
      140       Foster Wheeler AG (Switzerland) (a)                                             3,713
   11,686       General Electric Co.                                                          157,527
      135       Goodrich Corp.                                                                  6,553
      822       Honeywell International, Inc.                                                  27,258
      559       Illinois Tool Works, Inc.                                                      18,050
      353       Ingersoll-Rand Co., Ltd. - Class A (Bermuda)                                    7,141
      199       ITT Corp.                                                                       8,195
      430       Lockheed Martin Corp.                                                          35,961
      249       McDermott International, Inc. (Panama) (a)                                      5,471
      358       Northrop Grumman Corp.                                                         17,048
      397       PACCAR, Inc.                                                                   11,850
      176       Parker Hannifin Corp.                                                           7,438
      225       Pitney Bowes, Inc.                                                              5,148
      155       Precision Castparts Corp.                                                      12,798
      436       Raytheon Co.                                                                   19,467
      152       Rockwell Automation, Inc.                                                       4,665
      172       Rockwell Collins, Inc.                                                          7,296
      227       RR Donnelley & Sons Co.                                                         3,060
       90       Shaw Group, Inc. (a)                                                            2,448
      291       Textron, Inc.                                                                   3,347
      517       Tyco International, Ltd. (Bermuda)                                             14,274
      139       UAL Corp. (a)                                                                     648
    1,042       United Technologies Corp.                                                      54,820
       91       URS Corp. (a)                                                                   4,375
       62       YRC Worldwide, Inc. (a)                                                           160
                                                                           ---------------------------
                                                                                              621,796
                                                                           ---------------------------
                INFORMATION TECHNOLOGY - 28.4%
      438       3Com Corp. (a)                                                                  1,892
    1,449       Activision Blizzard, Inc. (a)                                                  17,504
      120       ADC Telecommunications, Inc. (a)                                                  845
      573       Adobe Systems, Inc. (a)                                                        16,147
      729       Advanced Micro Devices, Inc. (a)                                                3,310
      384       Agilent Technologies, Inc. (a)                                                  7,000
      191       Akamai Technologies, Inc. (a)                                                   4,252
    2,563       Alcatel-Lucent, ADR (France) (a)                                                6,510
      325       Altera Corp.                                                                    5,532
      185       Amkor Technology, Inc. (a)                                                        840
      191       Amphenol Corp. - Class A                                                        6,377
      318       Analog Devices, Inc.                                                            7,762
      986       Apple, Inc. (a)                                                               133,909
    1,470       Applied Materials, Inc.                                                        16,552
       70       Applied Micro Circuits Corp. (a)                                                  547
       93       Ariba, Inc. (a)                                                                   881
      518       Atmel Corp. (a)                                                                 1,994
      941       AU Optronics Corp., ADR (Taiwan)                                                9,777
      250       Autodesk, Inc. (a)                                                              5,365
      558       Broadcom Corp. - Class A (a)                                                   14,218
      401       Brocade Communications Systems, Inc. (a)                                        2,943
      567       CA, Inc.                                                                        9,894
      292       Cadence Design Systems, Inc. (a)                                                1,650
       87       Ciena Corp. (a)                                                                   957
       70       Cirrus Logic, Inc. (a)                                                            272
    6,454       Cisco Systems, Inc. (a)                                                       119,399
      197       Citrix Systems, Inc. (a)                                                        6,188
      272       Compuware Corp. (a)                                                             2,075
    1,719       Corning, Inc.                                                                  25,269
       97       Cree, Inc. (a)                                                                  2,952
      158       Cypress Semiconductor Corp. (a)                                                 1,359
    2,157       Dell, Inc. (a)                                                                 24,978
    2,232       EMC Corp. (a)                                                                  26,226
       84       Emcore Corp. (a)                                                                  110
       88       Emulex Corp. (a)                                                                  967
       85       F5 Networks, Inc. (a)                                                           2,700
      127       Fairchild Semiconductor International, Inc. (a)                                   897
      510       Finisar Corp. (a)                                                                 332
      904       Flextronics International Ltd. (Singapore) (a)                                  3,580
      102       Harmonic, Inc. (a)                                                                590
      147       Harris Corp.                                                                    4,569
    2,650       Hewlett-Packard Co.                                                            91,027
      148       IAC/InterActive Corp. (a)                                                       2,392
      205       Integrated Device Technology, Inc. (a)                                          1,154
    6,150       Intel Corp.                                                                    96,678
    1,484       International Business Machines Corp.                                         157,722
      350       Intuit, Inc. (a)                                                                9,527
      226       JDS Uniphase Corp. (a)                                                          1,218
      577       Juniper Networks, Inc. (a)                                                     14,269
      185       KLA-Tencor Corp.                                                                4,995
      137       Lam Research Corp. (a)                                                          3,588
      125       Lattice Semiconductor Corp. (a)                                                   248
      176       Lawson Software, Inc. (a)                                                         926
       85       Lexmark International, Inc. - Class A (a)                                       1,389
      679       LSI Corp. (a)                                                                   3,035
      684       Marvell Technology Group, Ltd. (Bermuda) (a)                                    7,818
      170       McAfee, Inc. (a)                                                                6,669
      245       MEMC Electronic Materials, Inc. (a)                                             4,726
      100       Mentor Graphics Corp. (a)                                                         562
      199       Microchip Technology, Inc.                                                      4,292
      936       Micron Technology, Inc. (a)                                                     4,736
    9,841       Microsoft Corp.                                                               205,578
    2,517       Motorola, Inc.                                                                 15,253
      257       National Semiconductor Corp.                                                    3,567
      177       NCR Corp. (a)                                                                   1,901
      361       NetApp, Inc. (a)                                                                7,040
    4,174       Nokia OYJ, ADR (Finland)                                                       63,862
      357       Novell, Inc. (a)                                                                1,485
      104       Novellus Systems, Inc. (a)                                                      1,865
      291       Nuance Communications, Inc. (a)                                                 3,608
      587       Nvidia Corp. (a)                                                                6,122
      430       ON Semiconductor Corp. (a)                                                      2,946
      242       PMC - Sierra, Inc. (a)                                                          1,837
       95       Polycom, Inc. (a)                                                               1,644
      142       Powerwave Technologies, Inc. (a)                                                  192
      142       QLogic Corp. (a)                                                                1,938
    1,824       Qualcomm, Inc.                                                                 79,508
      106       Rambus, Inc. (a)                                                                1,373
      154       RealNetworks, Inc. (a)                                                            394
      626       Research In Motion Ltd. (Canada) (a)                                           49,229
      303       RF Micro Devices, Inc. (a)                                                        864
      447       SAIC, Inc. (a)                                                                  7,809
      136       Salesforce.com, Inc. (a)                                                        5,161
      247       SanDisk Corp. (a)                                                               3,868
      573       Sanmina-SCI Corp. (a)                                                             413
      543       Seagate Technology (Cayman Islands)                                             4,730
       80       Silicon Image, Inc. (a)                                                           190
       51       SiRF Technology Holdings, Inc. (a)                                                203
      181       Skyworks Solutions, Inc. (a)                                                    1,725
      808       Sun Microsystems, Inc. (a)                                                      7,272
       87       Sybase, Inc. (a)                                                                2,830
      914       Symantec Corp. (a)                                                             14,249
      150       Synopsys, Inc. (a)                                                              2,922
    3,590       Telefonaktiebolaget LM Ericsson, ADR (Sweden)                                  33,423
      464       Tellabs, Inc. (a)                                                               2,575
      182       Teradyne, Inc. (a)                                                              1,301
       52       Tessera Technologies, Inc. (a)                                                  1,224
    1,418       Texas Instruments, Inc.                                                        27,509
      194       TIBCO Software, Inc. (a)                                                        1,286
      110       TiVo, Inc. (a)                                                                    770
      130       Trimble Navigation Ltd. (a)                                                     2,493
      501       Tyco Electronics Ltd. (Bermuda)                                                 8,702
      388       Unisys Corp. (a)                                                                  539
    2,998       United Microelectronics Corp., ADR (Taiwan)                                     9,594
      136       UTStarcom, Inc. (a)                                                               282
       93       ValueClick, Inc. (a)                                                            1,028
       79       Varian Semiconductor Equipment Associates, Inc. (a)                             1,858
      212       VeriSign, Inc. (a)                                                              4,963
      191       Vishay Intertechnology, Inc. (a)                                                1,056
      426       VMware, Inc. - Class A (a)                                                     13,223
      246       Western Digital Corp. (a)                                                       6,113
      783       Western Union Co.                                                              13,804
      947       Xerox Corp.                                                                     6,440
      300       Xilinx, Inc.                                                                    6,222
    1,542       Yahoo!, Inc. (a)                                                               24,425
       56       Zoran Corp. (a)                                                                   620
                                                                           ---------------------------
                                                                                            1,587,120
                                                                           ---------------------------
                MATERIALS - 4.1%
      232       Air Products & Chemicals, Inc.                                                 15,029
    1,077       Alcoa, Inc.                                                                     9,930
      155       Celanese Corp. - Series A                                                       3,179
    1,165       Dow Chemical Co.                                                               20,597
      258       Ecolab, Inc.                                                                    9,636
      999       EI Du Pont de Nemours & Co.                                                    28,441
      473       International Paper Co.                                                         6,797
      194       MeadWestvaco Corp.                                                              3,098
      603       Monsanto Co.                                                                   49,536
      541       Newmont Mining Corp.                                                           26,439
      343       Nucor Corp.                                                                    15,061
      180       Owens-Illinois, Inc. (a)                                                        5,153
      144       Pactiv Corp. (a)                                                                3,226
      182       PPG Industries, Inc.                                                            8,094
      166       Sealed Air Corp.                                                                3,322
      532       Teck Resources Ltd. - Class B (Canada)                                          8,422
      155       United States Steel Corp.                                                       5,282
      234       Weyerhaeuser Co.                                                                7,858
       85       Worthington Industries, Inc.                                                    1,189
                                                                           ---------------------------
                                                                                              230,289
                                                                           ---------------------------
                TELECOMMUNICATION SERVICES - 2.4%
    1,762       Level 3 Communications, Inc. (a)                                                1,885
    1,889       Qwest Communications International, Inc.                                        8,236
      795       SK Telecom Co. Ltd., ADR (Korea)                                               12,505
    3,125       Sprint Nextel Corp. (a)                                                        16,094
    3,141       Verizon Communications, Inc.                                                   91,906
                                                                           ---------------------------
                                                                                              130,626
                                                                           ---------------------------
                UTILITIES - 0.2%
      356       Edison International                                                           10,410
       93       PNM Resources, Inc.                                                               860
                                                                           ---------------------------
                                                                                               11,270
                                                                           ---------------------------
                TOTAL COMMON STOCK - 99.6%
                (Cost $7,424,811)                                                           5,563,162
                                                                           ---------------------------

                TRACKING STOCKS (B) - 0.1%
                CONSUMER DISCRETIONARY - 0.1%
      641       Liberty Media Corp - Interactive - Series A (a)
                (Cost $3,131)                                                                   3,756
                                                                           ---------------------------

                TOTAL INVESTMENTS - 99.7%
                (Cost $7,427,942)                                                           5,566,918
                Other Assets in excess of Liabilities - 0.3%                                   15,986
                                                                           ---------------------------
                NET ASSETS  - 100.0%                                                      $ 5,582,904
                                                                           ===========================

ADR - American Depositary Receipt
AG - Corporation
OYJ - Public Stock Company
PLC - Public Limited Company
SA - Corporation

(a)  Non-income producing security.

(b) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.



Securities are classified by sectors that represent broad groupings of related industries.

----------------------------------------------------------------------------
                          Country Allocation*
----------------------------------------------------------------------------
United States                                                         83.8%
United Kingdom                                                         6.3%
Switzerland                                                            2.5%
France                                                                 1.8%
Bermuda                                                                1.2%
Finland                                                                1.1%
Canada                                                                 1.0%
Israel                                                                 0.8%
Sweden                                                                 0.6%
Taiwan                                                                 0.3%
Korea                                                                  0.2%
Cayman Islands                                                         0.2%
Panama                                                                 0.1%
Singapore                                                              0.1%
----------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                                          SECURITIES              DERIVATIVES                 TOTAL
(value in $000s)                                ---------------------    ---------------------   -----------------------

Assets:
Level 1                                                      $ 5,567                      $ -                   $ 5,567
Level 2                                                            -                        -                         -
Level 3                                                            -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Total                                                        $ 5,567                      $ -                   $ 5,567
                                                =====================    =====================   =======================

Liabilities:
Level 1                                                      $     -                      $ -                   $     -
Level 2                                                            -                        -                         -
Level 3                                                            -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Total                                                        $     -                      $ -                   $     -
                                                =====================    =====================   =======================


LEVEL 3 HOLDINGS                                     SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    ---------------------   -----------------------
Beginning Balance at 8/31/08                                 $     -                      $ -                   $     -
Total Realized Gain/Loss                                           -                        -                         -
Change in Unrealized Gain/Loss                                     -                        -                         -
Net Purchases and Sales                                            -                        -                         -
Net Transfers In/Out                                               -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Ending Balance at 5/31/09                                    $     -                      $ -                   $     -
                                                =====================    =====================   =======================

RYJ | CLAYMORE/RAYMOND JAMES SB-1 EQUITY ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES           DESCRIPTION                                                                         VALUE
-----------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS - 100.0%
                 COMMON STOCKS  - 92.5%
                 CONSUMER DISCRETIONARY - 11.5%
        7,369    Advance Auto Parts, Inc.                                                        $ 313,846
        2,042    Autozone, Inc. (a)                                                                310,690
        8,976    Best Buy Co., Inc.                                                                315,058
       11,668    DineEquity, Inc.                                                                  323,554
        7,490    Dollar Tree, Inc. (a)                                                             335,327
       17,722    Hibbett Sports, Inc. (a)                                                          319,528
       13,972    Home Depot, Inc.                                                                  323,592
       16,594    Lowe's Cos., Inc.                                                                 315,452
       38,716    O'Charley's, Inc.                                                                 312,438
        8,873    O'Reilly Automotive, Inc. (a)                                                     319,872
      165,445    Pier 1 Imports, Inc. (a)                                                          330,890
       63,101    Service Corp. International                                                       337,590
        9,237    Stanley Works (The)                                                               329,761
                                                                                       --------------------
                                                                                                 4,187,598
                                                                                       --------------------
                 CONSUMER STAPLES - 0.9%
       11,133    CVS Caremark Corp.                                                                331,763
                                                                                       --------------------

                 ENERGY - 12.8%
       51,557    BPZ Resources, Inc. (a)                                                           368,633
       11,231    Concho Resources, Inc. (a)                                                        359,954
       12,395    Continental Resources, Inc. (a)                                                   367,016
        4,238    Diamond Offshore Drilling, Inc.                                                   357,179
        9,906    Encore Acquisition Co. (a)                                                        351,564
       31,551    Helix Energy Solutions Group, Inc. (a)                                            354,949
        9,103    InterOil Corp. (Canada) (a)                                                       325,614
       17,793    Linn Energy LLC                                                                   351,412
       10,611    Noble Corp. (Switzerland)                                                         364,700
        5,252    Occidental Petroleum Corp.                                                        352,462
       13,691    Plains Exploration & Production Co. (a)                                           387,181
        4,487    Transocean Ltd. (Switzerland) (a)                                                 356,627
        7,662    Whiting Petroleum Corp. (a)                                                       359,041
                                                                                       --------------------
                                                                                                 4,656,332
                                                                                       --------------------
                 FINANCIALS - 18.5%
        9,126    Aflac, Inc.                                                                       323,973
       12,606    Allstate Corp. (The)                                                              324,352
       56,268    American Equity Investment Life Holding Co.                                       326,917
       11,400    Argo Group International Holdings Ltd. (Bermuda) (a)                              319,656
       30,287    Bank of America Corp.                                                             341,334
        9,319    Bank of Florida Corp. (a)                                                          32,616
       31,910    Cardinal Financial Corp.                                                          258,790
        8,260    Chubb Corp.                                                                       327,509
       20,941    Community Bank System, Inc.                                                       324,586
       11,523    Corporate Office Properties Trust - REIT                                          342,003
        9,143    Digital Realty Trust, Inc. - REIT                                                 327,045
       64,322    First Bancorp (Puerto Rico)                                                       314,535
       13,238    HCC Insurance Holdings, Inc.                                                      326,846
       13,542    Lakeland Bancorp, Inc.                                                            143,410
       31,701    New York Community Bancorp, Inc.                                                  350,613
       36,185    Oriental Financial Group, Inc. (Puerto Rico)                                      358,593
       21,735    Pinnacle Financial Partners, Inc. (a)                                             315,158
        9,333    Reinsurance Group of America, Inc.                                                343,268
       12,275    Signature Bank (a)                                                                332,039
       19,222    TD Ameritrade Holding Corp. (a)                                                   327,543
       22,824    Texas Capital Bancshares, Inc. (a)                                                350,348
       12,965    Well Fargo & Co.                                                                  330,608
                                                                                       --------------------
                                                                                                 6,741,742
                                                                                       --------------------
                 HEALTH CARE - 7.4%
       10,983    Amedisys, Inc. (a)                                                                334,103
        8,896    AmerisourceBergen Corp.                                                           330,042
        8,167    Covance, Inc. (a)                                                                 343,177
        7,313    DaVita, Inc. (a)                                                                  329,889
       20,154    ICON PLC, ADR (Ireland) (a)                                                       351,486
       19,818    MedAssets, Inc. (a)                                                               313,323
       24,798    Phase Forward, Inc. (a)                                                           347,172
       17,614    Psychiatric Solutions, Inc. (a)                                                   324,978
                                                                                       --------------------
                                                                                                 2,674,170
                                                                                       --------------------
                 INDUSTRIALS - 5.6%
        9,597    Copa Holdings SA - Class A (Panama)                                               334,167
        1,853    First Solar, Inc. (a)                                                             352,070
       14,899    Republic Services, Inc.                                                           339,548
       11,693    Ryanair Holdings PLC, ADR (Ireland) (a)                                           340,500
       12,289    Sunpower Corp. - Class A (a)                                                      358,101
       12,815    Waste Connections, Inc. (a)                                                       325,501
                                                                                       --------------------
                                                                                                 2,049,887
                                                                                       --------------------
                 INFORMATION TECHONOLOGY - 26.4%
       46,903    ADC Telecommunications, Inc. (a)                                                  330,197
       20,477    Altera Corp.                                                                      348,518
       94,205    Art Technology Group, Inc. (a)                                                    339,138
        8,993    Automatic Data Processing, Inc.                                                   341,824
        9,945    BMC Software, Inc. (a)                                                            339,124
       19,068    CA, Inc.                                                                          332,737
       47,506    China Security & Surveillance Technology, Inc. (a)                                333,017
       31,853    Cogent, Inc. (a)                                                                  320,123
        9,983    Concurrent Computer Corp. (a)                                                      47,719
       23,872    Cybersource Corp. (a)                                                             310,336
       21,792    Diodes, Inc. (a)                                                                  334,943
       17,212    EMS Technologies, Inc. (a)                                                        336,495
       13,804    FLIR Systems, Inc. (a)                                                            310,038
        9,647    Hewlett-Packard Co.                                                               331,374
       15,679    Hughes Communications, Inc. (a)                                                   343,684
       63,462    JDS Uniphase Corp. (a)                                                            342,060
        6,179    KVH Industries, Inc. (a)                                                           44,983
       37,364    L-1 Identity Solutions, Inc. (a)                                                  323,946
        8,419    McAfee, Inc. (a)                                                                  330,277
       71,515    Micron Technology, Inc. (a)                                                       361,866
       24,578    Microsemi Corp. (a)                                                               330,820
       55,517    Motorola, Inc.                                                                    336,433
       12,395    NCI, Inc. - Class A (a)                                                           311,858
       26,775    Nuance Communications, Inc. (a)                                                   332,010
       32,130    Nvidia Corp. (a)                                                                  335,116
       63,072    Orbcomm, Inc. (a)                                                                  97,131
       44,878    Radiant Systems, Inc. (a)                                                         338,829
      134,633    RF Micro Devices, Inc. (a)                                                        383,704
       25,839    Switch & Data Facilities Co., Inc. (a)                                            339,783
       18,363    Vocus, Inc. (a)                                                                   350,917
       16,561    Xilinx, Inc.                                                                      343,475
                                                                                       --------------------
                                                                                                 9,602,475
                                                                                       --------------------
                 TELECOMMUNICATION SERVICES - 9.4%
        8,753    America Movil SAB de CV - Class L , ADR (Mexico)                                  335,502
       10,910    American Tower Corp. - Class A (a)                                                347,702
       14,846    Atlantic Tele-Network, Inc.                                                       338,043
       14,248    Crown Castle International Corp. (a)                                              345,656
        8,256    Leap Wireless International, Inc. (a)                                             309,517
       19,619    MetroPCS Communications, Inc. (a)                                                 336,073
        5,809    Millicom International Cellular SA (Luxembourg) (a)                               352,606
       17,831    NII Holdings, Inc. (a)                                                            364,822
       18,895    NTELOS Holdings Corp.                                                             337,654
       13,393    SBA Communications Corp. - Class A (a)                                            342,459
                                                                                       --------------------
                                                                                                 3,410,034
                                                                                       --------------------
                 TOTAL COMMON STOCKS - 92.5%
                 (Cost $32,078,291)                                                             33,654,001
                                                                                       --------------------

                 MASTER LIMITED PARTNERSHIPS - 7.5%
                 ENERGY - 6.6%
       12,894    Energy Transfer Equity LP                                                         338,854
        8,225    Energy Transfer Partners LP                                                       348,000
       13,123    Enterprise Products Partners LP                                                   341,198
       13,629    Inergy LP                                                                         346,177
       16,285    Magellan Midstream Holdings LP                                                    342,474
       18,403    Teekay LNG Partners LP  (Marshall Islands)                                        353,338
       23,890    Teekay Offshore Partners LP (Marshall Islands)                                    332,310
                                                                                       --------------------
                                                                                                 2,402,351
                                                                                       --------------------
                 UTILITIES - 0.9%
        7,995    Suburban Propane Partners LP                                                      335,390
                                                                                       --------------------

                 TOTAL MASTER LIMITED PARTNERSHIPS - 7.5%
                 (Cost $1,794,272)                                                               2,737,741
                                                                                       --------------------

                 TOTAL INVESTMENTS - 100.0%
                 (Cost $33,872,563)                                                             36,391,742
                 Liabilities in excess of Other Assets - (0.0%)                                    (15,939)
                                                                                       --------------------
                 NET ASSETS - 100.0%                                                          $ 36,375,803
                                                                                       ====================

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


----------------------------------------------------------------------
                       COUNTRY ALLOCATION*
----------------------------------------------------------------------
United States                                                   87.8%
Switzerland                                                      2.0%
Ireland                                                          1.9%
Marshall Islands                                                 1.9%
Puerto Rico                                                      1.8%
Luxembourg                                                       1.0%
Mexico                                                           0.9%
Panama                                                           0.9%
Canada                                                           0.9%
Bermuda                                                          0.9%
----------------------------------------------------------------------

* Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                                          SECURITIES              DERIVATIVES                 TOTAL
(value in $000s)                                ---------------------    ---------------------   -----------------------

Assets:
Level 1                                                     $ 36,392                      $ -                  $ 36,392
Level 2                                                            -                        -                         -
Level 3                                                            -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Total                                                       $ 36,392                      $ -                  $ 36,392
                                                =====================    =====================   =======================

Liabilities:
Level 1                                                     $      -                      $ -                  $      -
Level 2                                                            -                        -                         -
Level 3                                                            -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Total                                                       $      -                      $ -                  $      -
                                                =====================    =====================   =======================


LEVEL 3 HOLDINGS                                     SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    ---------------------   -----------------------
Beginning Balance at 8/31/08                                $      -                      $ -                  $      -
Total Realized Gain/Loss                                           -                        -                         -
Change in Unrealized Gain/Loss                                     -                        -                         -
Net Purchases and Sales                                            -                        -                         -
Net Transfers In/Out                                               -                        -                         -
                                                ---------------------    ---------------------   -----------------------
Ending Balance at 5/31/09                                   $      -                      $ -                  $      -
                                                =====================    =====================   =======================

DEF | CLAYMORE/SABRIENT DEFENSIVE EQUITY INDEX ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

  NUMBER OF SHARES   DESCRIPTION                                                                      VALUE
------------------------------------------------------------------------------------------------------------
                     Common Stocks  - 92.4%
                     CONSUMER DISCRETIONARY - 6.9%
             2,350   Apollo Group, Inc. - Class A (a)                                             $ 138,885
               851   AutoZone, Inc. (a)                                                             129,480
             3,328   DeVry, Inc.                                                                    145,001
             3,233   Dollar Tree, Inc. (a)                                                          144,741
             4,354   Family Dollar Stores, Inc.                                                     131,796
             1,482   ITT Educational Services, Inc. (a)                                             136,033
             3,639   Ross Stores, Inc.                                                              142,503
                                                                                   -------------------------
                                                                                                    968,439
                                                                                   -------------------------
                     CONSUMER STAPLES - 20.0%
             2,795   British American Tobacco PLC, ADR (United Kingdom)                             153,026
             5,243   Campbell Soup Co.                                                              145,336
             2,527   Church & Dwight Co., Inc.                                                      127,032
             2,594   Clorox Co.                                                                     136,029
             8,072   Coca-Cola Enterprises, Inc.                                                    134,480
             2,262   Colgate-Palmolive Co.                                                          149,179
             7,846   ConAgra Foods, Inc.                                                            145,857
             3,955   HJ Heinz Co.                                                                   144,674
             4,415   Hormel Foods Corp.                                                             153,377
             3,411   JM Smucker Co. (The)                                                           137,327
             3,218   Kellogg Co.                                                                    139,179
             2,733   Kimberly-Clark Corp.                                                           141,815
             6,318   Kroger Co. (The)                                                               144,050
             2,157   Lorillard, Inc.                                                                147,388
             2,792   PepsiCo, Inc.                                                                  145,324
             3,434   Reynolds American, Inc.                                                        137,257
            15,442   Sara Lee Corp.                                                                 138,824
             8,182   SUPERVALU, Inc.                                                                135,821
             5,804   Sysco Corp.                                                                    139,064
             4,447   Walgreen Co.                                                                   132,476
                                                                                   -------------------------
                                                                                                  2,827,515
                                                                                   -------------------------
                     ENERGY - 1.1%
             4,214   Enbridge, Inc. (Canada)                                                        149,639
                                                                                   -------------------------

                     FINANCIALS - 1.9%
             5,811   Axis Capital Holdings Ltd. (Bermuda)                                           138,767
             2,099   PartnerRe Ltd. (Bermuda)                                                       136,981
                                                                                   -------------------------
                                                                                                    275,748
                                                                                   -------------------------
                     HEALTH CARE - 17.1%
             3,234   Abbott Laboratories                                                            145,724
             3,944   AmerisourceBergen Corp.                                                        146,322
             2,845   Baxter International, Inc.                                                     145,636
             2,588   Beckman Coulter, Inc.                                                          140,270
             2,258   Becton Dickinson & Co.                                                         152,821
             6,984   Bristol-Myers Squibb Co.                                                       139,121
             1,966   C.R. Bard, Inc.                                                                140,549
             3,034   DaVita, Inc. (a)                                                               136,864
             3,144   Henry Schein, Inc. (a)                                                         143,178
            10,318   IMS Health, Inc.                                                               124,229
             2,561   Johnson & Johnson                                                              141,265
             2,155   Laboratory Corp. of America Holdings (a)                                       131,369
             3,597   Novartis AG, ADR (Switzerland)                                                 143,952
             2,689   Quest Diagnostics, Inc.                                                        140,420
             4,053   St Jude Medical, Inc. (a)                                                      158,148
             3,441   Stryker Corp.                                                                  132,272
             2,768   Universal Health Services, Inc. - Class B                                      152,046
                                                                                   -------------------------
                                                                                                  2,414,186
                                                                                   -------------------------
                     INDUSTRIALS - 8.8%
             4,896   Avery Dennison Corp.                                                           134,934
             1,758   L-3 Communications Holdings, Inc.                                              129,231
            13,824   Lan Airlines SA, ADR (Chile)                                                   154,552
             1,719   Lockheed Martin Corp.                                                          143,760
             2,768   Northrop Grumman Corp.                                                         131,812
             5,784   Ritchie Bros. Auctioneers, Inc. (Canada)                                       132,454
            10,894   RR Donnelley & Sons Co.                                                        146,851
             5,134   Waste Management, Inc.                                                         141,647
             1,668   WW Grainger, Inc.                                                              131,488
                                                                                   -------------------------
                                                                                                  1,246,729
                                                                                   -------------------------
                     INFORMATION TECHNOLOGY - 1.0%
             5,617   Western Digital Corp. (a)                                                      139,582
                                                                                   -------------------------

                     MATERIALS - 3.1%
            15,543   IAMGOLD Corp. (Canada)                                                         175,170
             8,192   MeadWestvaco Corp.                                                             130,826
             3,023   PPG Industries, Inc.                                                           134,433
                                                                                   -------------------------
                                                                                                    440,429
                                                                                   -------------------------
                     TELECOMMUNICATION SERVICES - 9.1%
             5,184   AT&T, Inc.                                                                     128,511
             6,224   BCE, Inc. (Canada)                                                             142,530
             6,123   Cellcom Israel Ltd. (Israel)                                                   163,484
             4,762   CenturyTel, Inc.                                                               146,908
            18,263   Frontier Communications Corp.                                                  132,955
             9,869   NTT DoCoMo, Inc., ADR (Japan)                                                  147,443
             8,267   Partner Communications Co. Ltd., ADR (Israel)                                  140,539
             3,035   Philippine Long Distance Telephone Co., ADR (Philippines)                      143,859
             4,498   Verizon Communications, Inc.                                                   131,611
                                                                                   -------------------------
                                                                                                  1,277,840
                                                                                   -------------------------
                     UTILITIES - 23.4%
             4,476   AGL Resources, Inc.                                                            129,446
             5,751   Alliant Energy Corp.                                                           136,471
             5,743   Ameren Corp.                                                                   133,582
             5,397   Atmos Energy Corp.                                                             129,528
            12,764   Centerpoint Energy, Inc.                                                       129,172
            11,482   CMS Energy Corp.                                                               130,206
             3,748   Consolidated Edison, Inc.                                                      132,904
             6,255   DPL, Inc.                                                                      136,109
             4,486   DTE Energy Co.                                                                 135,701
             3,459   Empresa Nacional de Electricidad SA,  ADR (Chile)                              154,583
             8,944   Enersis SA, ADR (Chile)                                                        153,032
             1,899   Entergy Corp.                                                                  141,703
             2,444   FPL Group, Inc.                                                                138,159
             3,241   ITC Holdings Corp.                                                             139,006
             6,463   Northeast Utilities                                                            134,366
            10,877   Pepco Holdings, Inc.                                                           141,183
             3,726   PG&E Corp.                                                                     136,781
             4,929   Pinnacle West Capital Corp.                                                    136,287
             3,904   Progress Energy, Inc.                                                          138,631
             4,575   SCANA Corp.                                                                    137,341
             4,743   Southern Co.                                                                   134,749
             6,004   UGI Corp.                                                                      144,756
             3,512   Wisconsin Energy Corp.                                                         138,583
             7,615   Xcel Energy, Inc.                                                              130,597
                                                                                   -------------------------
                                                                                                  3,292,876
                                                                                   -------------------------
                     TOTAL COMMON STOCKS - 92.4%
                     (Cost $15,097,841)                                                          13,032,983
                                                                                   -------------------------

                     MASTER LIMITED PARTNERSHIPS - 6.2%
                     ENERGY - 6.2%
             5,334   Energy Transfer Equity LP                                                      140,178
             3,438   Energy Transfer Partners LP                                                    145,462
             5,426   Enterprise GP Holdings LP                                                      146,882
             5,570   Enterprise Products Partners LP                                                144,820
             2,641   NuStar Energy LP                                                               142,693
            17,514   Pengrowth Energy Trust (Canada)                                                153,423
                                                                                   -------------------------
                     TOTAL MASTER LIMITED PARTNERSHIPS - 6.2%                                       873,458
                     (Cost $969,961)                                               -------------------------


                     INCOME TRUSTS - 1.1%
                     ENERGY - 1.1%
             6,390   Enerplus Resources Fund (Canada)
                     (Cost $240,499)                                                                152,721
                                                                                   -------------------------

                     TOTAL INVESTMENTS - 99.7%
                     (Cost $16,308,301)                                                          14,059,162
                     Other Assets in excess of Liabilities - 0.3%                                    35,721
                                                                                   -------------------------
                     NET ASSETS - 100.0%                                                       $ 14,094,883
                                                                                   =========================


ADR - American Depositary Receipt
AG - Stock Corporation
LP - Limited Partnership
Ltd. - Limited
PLC - Public Limited Company
SA - Corporation

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


---------------------------------------------------------------------------
                        Country Allocation*
---------------------------------------------------------------------------
United States                                                        82.0%
Canada                                                                6.4%
Chile                                                                 3.3%
Israel                                                                2.2%
Bermuda                                                               2.0%
United Kingdom                                                        1.1%
Japan                                                                 1.0%
Switzerland                                                           1.0%
Philippines                                                           1.0%
---------------------------------------------------------------------------


*    As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
(value in $000s)                            -------------------    ------------------   ---------------------

Assets:
Level 1                                               $ 14,059                   $ -                $ 14,059
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $ 14,059                   $ -                $ 14,059
                                            ===================    ==================   =====================

Liabilities:
Level 1                                               $      -                   $ -                $      -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $      -                   $ -                $      -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                          $      -                   $ -                $      -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 5/31/09                             $      -                   $ -                $      -
                                            ===================    ==================   =====================

NFO | CLAYMORE/SABRIENT INSIDER ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

   NUMBER OF SHARES    DESCRIPTION                                                           VALUE
---------------------------------------------------------------------------------------------------
                       Common Stocks  - 97.7%
                       CONSUMER DISCRETIONARY - 18.3%
              5,403    Advance Auto Parts, Inc.                                          $ 230,114
             22,622    Ameristar Casinos, Inc.                                             454,024
              9,660    Brink's Home Security Holdings, Inc. (a)                            278,208
             17,317    Comcast Corp. - Class A                                             238,455
             17,781    Dick's Sporting Goods, Inc. (a)                                     316,502
             13,408    Discovery Communications, Inc. - Class A (a)                        301,010
             17,193    Fossil, Inc. (a)                                                    384,779
             19,623    Gap, Inc. (The)                                                     350,270
             27,640    Lumber Liquidators, Inc. (a)                                        418,746
              3,713    McDonald's Corp.                                                    219,030
             83,397    MGM Mirage (a)                                                      622,142
              5,053    Netflix, Inc. (a)                                                   199,189
              9,311    Papa John's International, Inc. (a)                                 252,328
             15,940    Red Robin Gourmet Burgers, Inc. (a)                                 275,762
             18,686    Regal Entertainment Group - Class A                                 238,433
             33,444    Royal Caribbean Cruises Ltd. (Liberia)                              503,667
             45,722    Sally Beauty Holdings, Inc. (a)                                     325,083
             23,494    Starbucks Corp. (a)                                                 338,079
                                                                                -------------------
                                                                                         5,945,821
                                                                                -------------------
                       CONSUMER STAPLES - 7.9%
             29,622    Central European Distribution Corp. (a)                             745,586
             41,973    Chiquita Brands International, Inc. (a)                             438,618
              4,194    Church & Dwight Co., Inc.                                           210,832
              9,276    Flowers Foods, Inc.                                                 196,373
              5,205    Green Mountain Coffee Roasters, Inc. (a)                            434,461
              6,434    Hormel Foods Corp.                                                  223,517
             16,519    Whole Foods Market, Inc.                                            311,713
                                                                                -------------------
                                                                                         2,561,100
                                                                                -------------------
                       ENERGY - 8.7%
             15,486    Arch Coal, Inc.                                                     286,956
             59,970    ATP Oil & Gas Corp. (a)                                             540,330
             10,262    Cameron International Corp. (a)                                     320,482
              2,779    Core Laboratories NV (Netherlands)                                  263,838
             22,622    EXCO Resources, Inc. (a)                                            348,153
             65,429    Patriot Coal Corp. (a)                                              592,787
             54,741    Rosetta Resources, Inc. (a)                                         477,889
                                                                                -------------------
                                                                                         2,830,435
                                                                                -------------------
                       FINANCIALS - 21.5%
             16,914    Aflac, Inc.                                                         600,447
             62,881    American Equity Investment Life Holding Co.                         365,339
             14,903    American Financial Group, Inc.                                      319,222
             37,950    Apartment Investment Management Co. - Class A - REIT                358,628
             78,352    Apollo Investment Corp.                                             431,720
             10,739    Cincinnati Financial Corp.                                          242,809
             14,143    Community Bank System, Inc.                                         219,216
             20,286    Ezcorp, Inc. - Class A (a)                                          246,475
              6,754    Hanover Insurance Group, Inc. (The)                                 231,730
             14,974    Healthcare Realty Trust, Inc. - REIT                                246,622
             32,933    Inland Real Estate Corp. - REIT                                     229,872
             15,073    Interactive Brokers Group, Inc. - Class A (a)                       224,135
             27,762    Investors Bancorp, Inc. (a)                                         242,085
              9,694    Nationwide Health Properties, Inc. - REIT                           257,570
              8,163    Plum Creek Timber Co., Inc. - REIT                                  282,848
              9,855    PNC Financial Services Group, Inc.                                  448,895
             21,094    PrivateBancorp, Inc.                                                422,513
              8,995    Reinsurance Group of America, Inc.                                  330,836
              4,509    RLI Corp.                                                           211,292
             11,286    Sovran Self Storage, Inc. - REIT                                    272,670
             13,957    United Bankshares, Inc.                                             294,353
             19,491    Wells Fargo & Co.                                                   497,020
                                                                                -------------------
                                                                                         6,976,297
                                                                                -------------------
                       HEALTH CARE - 10.7%
              4,700    Beckman Coulter, Inc.                                               254,740
             12,662    Centene Corp. (a)                                                   230,195
             13,767    Ensign Group, Inc. (The)                                            205,128
              4,277    Express Scripts, Inc. (a)                                           273,942
            111,674    Health Management Associates, Inc. - Class A (a)                    648,826
              9,729    Humana, Inc. (a)                                                    304,810
              3,625    Laboratory Corp. of America Holdings (a)                            220,980
             19,778    Medicis Pharmaceutical Corp. - Class A                              310,910
             16,192    Mylan, Inc. (a)                                                     213,896
             22,647    Noven Pharmaceuticals, Inc. (a)                                     251,382
             24,882    Sun Healthcare Group, Inc. (a)                                      230,656
             47,513    Viropharma, Inc. (a)                                                330,215
                                                                                -------------------
                                                                                         3,475,680
                                                                                -------------------
                       INDUSTRIALS - 9.3%
              5,557    Allegiant Travel Co. (a)                                            224,169
              3,107    Alliant Techsystems, Inc. (a)                                       268,103
             18,884    Baldor Electric Co.                                                 437,920
            115,665    Cenveo, Inc. (a)                                                    570,228
             31,191    Deluxe Corp.                                                        441,041
              3,364    L-3 Communications Holdings, Inc.                                   247,288
              4,165    Stericycle, Inc. (a)                                                208,167
              6,212    Triumph Group, Inc.                                                 244,815
             14,482    WESCO International, Inc. (a)                                       387,104
                                                                                -------------------
                                                                                         3,028,835
                                                                                -------------------
                       INFORMATION TECHNOLOGY - 13.0%
              4,415    Affiliated Computer Services, Inc. - Class A (a)                    198,410
             11,879    Black Box Corp.                                                     391,057
             18,942    Commvault Systems, Inc. (a)                                         233,934
             34,948    Convergys Corp. (a)                                                 323,269
             17,444    Fair Isaac Corp.                                                    306,665
             16,767    Informatica Corp. (a)                                               273,805
             94,327    Insight Enterprises, Inc. (a)                                       712,169
             15,326    Juniper Networks, Inc. (a)                                          379,012
             30,897    Micrel, Inc.                                                        227,093
             13,445    MICROS Systems, Inc. (a)                                            351,183
              6,294    Salesforce.com, Inc. (a)                                            238,857
             51,820    Tellabs, Inc. (a)                                                   287,601
             16,070    Trimble Navigation Ltd. (a)                                         308,223
                                                                                -------------------
                                                                                         4,231,278
                                                                                -------------------
                       MATERIALS - 4.3%
            303,623    Domtar Corp. (a)                                                    346,130
             10,322    Eastman Chemical Co.                                                427,744
             17,444    Olympic Steel, Inc.                                                 322,016
             13,973    Southern Copper Corp.                                               292,455
                                                                                -------------------
                                                                                         1,388,345
                                                                                -------------------
                       UTILITIES - 4.0%
              4,644    FPL Group, Inc.                                                     262,525
              9,246    IDACORP, Inc.                                                       215,154
             14,903    MDU Resources Group, Inc.                                           275,109
             24,291    NV Energy Inc                                                       242,910
             10,686    Oneok, Inc.                                                         313,100
                                                                                -------------------
                                                                                         1,308,798
                                                                                -------------------
                       TOTAL COMMON STOCKS - 97.7%
                       (Cost $31,394,808)                                               31,746,589
                                                                                -------------------

                       MASTER LIMITED PARTNERSHIPS - 2.2%
                       ENERGY - 1.4%
              6,075    Energy Transfer Partners LP                                         257,033
              4,040    Sunoco Logistics Partners LP                                        211,777
                                                                                -------------------
                                                                                           468,810
                                                                                -------------------
                       UTILITIES - 0.8%
              8,131    Amerigas Partners LP                                                260,029
                                                                                -------------------

                       TOTAL MASTER LIMITED PARTNERSHIPS
                       (Cost $656,657)                                                     728,839
                                                                                -------------------

                       TOTAL INVESTMENTS - 99.9%
                       (Cost $32,051,465)                                               32,475,428
                       Other Assets in excess of Liabilities - 0.1%                         46,352
                                                                                -------------------
                       NET ASSETS - 100.0%                                            $ 32,521,780
                                                                                ===================

LP - Limited Partnership
Ltd. - Limited
REIT - Real Estate Investment Trust

(a) Non-income producing security.


Securities are classified by sectors that represent broad groupings of related industries.


----------------------------------------------------------------------------
                            Country Allocation*
----------------------------------------------------------------------------
United States                                                         97.6%
Liberia                                                                1.6%
Netherlands                                                            0.8%
----------------------------------------------------------------------------

*    As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
(value in $000s)                            -------------------    ------------------   ---------------------

Assets:
Level 1                                               $ 32,475                   $ -                $ 32,475
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $ 32,475                   $ -                $ 32,475
                                            ===================    ==================   =====================

Liabilities:
Level 1                                               $      -                   $ -                $      -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $      -                   $ -                $      -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                          $      -                   $ -                $      -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 5/31/09                             $      -                   $ -                $      -
                                            ===================    ==================   =====================

STH | CLAYMORE/SABRIENT STEALTH ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

  NUMBER
  OF SHARES        DESCRIPTION                                                         VALUE
---------------------------------------------------------------------------------------------
                   COMMON STOCKS  - 94.4%
                   CONSUMER DISCRETIONARY - 7.8%
          1,758    Cato Corp. (The) - Class A                                       $ 33,824
          1,306    CKX, Inc. (a)                                                       9,103
            294    Core-Mark Holding Co., Inc. (a)                                     7,676
          3,965    Exide Technologies (a)                                             24,266
          2,108    Hillenbrand, Inc.                                                  36,173
            589    Hooker Furniture Corp.                                              7,304
          1,009    John Wiley & Sons, Inc.                                            31,894
            956    Kirkland's, Inc. (a)                                                7,629
            527    Learning Tree International, Inc. (a)                               5,022
          1,881    M/I Homes, Inc.                                                    21,744
          1,744    Marcus Corp.                                                       19,062
            780    Outdoor Channel Holdings, Inc. (a)                                  5,460
            408    Steinway Musical Instruments (a)                                    4,476
          2,817    Sturm Ruger & Co., Inc.                                            33,438
                                                                          -------------------
                                                                                     247,071
                                                                          -------------------
                   CONSUMER STAPLES - 8.2%
          4,249    Alliance One International, Inc. (a)                               20,225
            426    Calavo Growers, Inc.                                                6,850
          3,381    Heckmann Corp. (a)                                                 13,862
            466    J&J Snack Foods Corp.                                              17,484
            763    Lancaster Colony Corp.                                             35,151
          1,147    Nash Finch Co.                                                     33,619
            555    National Beverage Corp. (a)                                         5,966
            701    Tootsie Roll Industries, Inc.                                      15,773
          1,007    Universal Corp.                                                    37,289
          2,457    Vector Group Ltd.                                                  35,995
            534    Weis Markets, Inc.                                                 18,653
          1,813    Zhongpin, Inc. (a)                                                 19,182
                                                                          -------------------
                                                                                     260,049
                                                                          -------------------
                   ENERGY - 3.6%
            535    Clayton Williams Energy, Inc. (a)                                  13,118
          2,713    CVR Energy, Inc. (a)                                               25,936
          1,306    Northern Oil And Gas, Inc. (a)                                     10,330
            498    PHI, Inc. (a)                                                       7,863
            532    SEACOR Holdings, Inc. (a)                                          40,650
          3,238    Vaalco Energy, Inc. (a)                                            14,765
                                                                          -------------------
                                                                                     112,662
                                                                          -------------------
                   FINANCIALS - 28.1%
          2,868    Acadia Realty Trust - REIT                                         38,489
          1,067    Agree Realty Corp. - REIT                                          18,491
            953    Alexandria Real Estate Equities, Inc. - REIT                       34,213
            422    Bancfirst Corp.                                                    16,281
            867    CNA Surety Corp. (a)                                               13,152
            862    Crawford & Co. - Class B (a)                                        3,845
          8,897    DiamondRock Hospitality Co. - REIT                                 57,830
          1,439    Education Realty Trust, Inc. - REIT                                 6,706
            790    Equity Lifestyle Properties, Inc. - REIT                           31,000
          5,416    Extra Space Storage, Inc. - REIT                                   40,674
          3,917    FBL Financial Group, Inc.                                          28,398
            459    First Bancorp                                                       6,330
          2,450    Hospitality Properties Trust - REIT                                34,226
          1,934    Life Partners Holdings, Inc.                                       30,731
            885    LTC Properties, Inc. - REIT                                        18,417
          3,589    Macerich Co. (The) - REIT                                          60,582
            686    MainSource Financial Group, Inc.                                    5,467
            670    Medallion Financial Corp.                                           4,951
            830    Mission West Properties, Inc. - REIT                                5,785
          1,969    National Retail Properties, Inc. - REIT                            33,690
          1,471    NBT Bancorp, Inc.                                                  32,274
            495    OceanFirst Financial Corp.                                          6,212
          2,745    Ocwen Financial Corp. (a)                                          34,258
          2,304    Omega Healthcare Investors, Inc. - REIT                            36,795
            596    Park National Corp.                                                37,548
          6,201    Pennsylvania Real Estate Investment Trust - REIT                   34,602
            804    PS Business Parks, Inc. - REIT                                     36,075
          1,784    Rewards Network, Inc. (a)                                           7,314
            489    Safety Insurance Group, Inc.                                       15,262
            475    Sierra Bancorp                                                      6,878
          2,963    SL Green Realty Corp. - REIT                                       67,853
            438    Smithtown Bancorp, Inc.                                             5,387
            287    Southside Bancshares, Inc.                                          6,578
          1,572    Sovran Self Storage, Inc. - REIT                                   37,980
            765    State Bancorp, Inc.                                                 5,837
          1,992    SWS Group, Inc.                                                    25,518
                                                                          -------------------
                                                                                     885,629
                                                                          -------------------
                   HEALTH CARE - 8.2%
          1,335    Accelrys, Inc. (a)                                                  6,261
          1,778    Albany Molecular Research, Inc. (a)                                15,557
            366    America Service Group, Inc. (a)                                     5,750
            758    American Caresource Holdings, Inc. (a)                              4,631
          1,004    Assisted Living Concepts, Inc. - Class A (a)                       15,401
            485    Bio-Rad Laboratories, Inc. - Class A (a)                           36,103
          5,362    Bruker Corp. (a)                                                   35,014
          1,196    Cantel Medical Corp. (a)                                           16,278
          2,863    eResearchTechnology, Inc. (a)                                      17,149
          1,892    Facet Biotech Corp. (a)                                            18,750
          1,040    ICU Medical, Inc. (a)                                              37,606
            920    Idera Pharmaceuticals, Inc. (a)                                     4,996
            630    Landauer, Inc.                                                     36,307
          1,420    Nabi Biopharmaceuticals (a)                                         4,019
          1,182    Repligen Corp. (a)                                                  4,811
                                                                          -------------------
                                                                                     258,633
                                                                          -------------------
                   INDUSTRIALS - 19.9%
          1,940    ABM Industries, Inc.                                               31,389
            791    Aceto Corp.                                                         4,817
            492    Alamo Group, Inc.                                                   5,668
            601    Ameron International Corp.                                         33,325
          1,543    APAC Customer Services, Inc. (a)                                    8,718
          5,635    Cenveo, Inc. (a)                                                   27,781
          1,083    Consolidated Graphics, Inc. (a)                                    17,577
            331    Courier Corp.                                                       5,180
          1,488    DXP Enterprises, Inc. (a)                                          22,022
          1,775    Ennis, Inc.                                                        19,170
          1,791    EnPro Industries, Inc. (a)                                         31,540
          1,508    Esterline Technologies Corp. (a)                                   41,229
          1,106    Fushi Copperweld, Inc. (a)                                          9,390
          1,373    GeoEye, Inc. (a)                                                   29,465
          4,376    Hawaiian Holdings, Inc. (a)                                        23,018
          1,193    HEICO CORP.                                                        41,612
          2,513    Insteel Industries, Inc.                                           21,662
          1,439    Joy Global, Inc.                                                   49,602
            679    LaBarge, Inc. (a)                                                   5,160
            618    Michael Baker Corp. (a)                                            25,975
          1,458    Mueller Industries, Inc.                                           32,032
            441    Multi-Color Corp.                                                   5,614
          1,054    Nordson Corp.                                                      40,474
          1,919    Rollins, Inc.                                                      32,066
          1,058    Standard Register Co. (The)                                         3,523
          2,842    Titan International, Inc.                                          25,692
            945    Tredegar Corp.                                                     13,249
            754    Twin Disc, Inc.                                                     5,459
            970    Viad Corp.                                                         14,249
                                                                          -------------------
                                                                                     626,658
                                                                          -------------------
                   INFORMATION TECHNOLOGY - 12.4%
          9,447    3Com Corp. (a)                                                     40,811
          1,516    Actel Corp. (a)                                                    17,100
            685    Black Box Corp.                                                    22,550
          4,773    Compuware Corp. (a)                                                36,418
            597    CPI International, Inc. (a)                                         6,525
          1,401    CTS Corp.                                                           8,084
            588    Electro Rent Corp.                                                  5,674
          1,934    EPIQ Systems, Inc. (a)                                             29,455
          2,023    Imation Corp.                                                      19,542
          1,211    infoGROUP, Inc.                                                     6,782
          2,091    Integral Systems, Inc. (a)                                         15,892
          2,023    IXYS Corp.                                                         19,158
          1,236    Methode Electronics, Inc.                                           7,218
            909    Multi-Fineline Electronix, Inc. (a)                                17,407
            489    NVE Corp. (a)                                                      19,565
            900    Park Electrochemical Corp.                                         17,361
          1,825    Pegasystems, Inc.                                                  48,436
            395    Rimage Corp. (a)                                                    6,016
            819    Rogers Corp. (a)                                                   13,972
          1,060    Super Micro Computer, Inc. (a)                                      7,102
          3,381    TeleCommunication Systems, Inc. - Class A (a)                      25,256
                                                                          -------------------
                                                                                     390,324
                                                                          -------------------
                   MATERIALS - 3.7%
            697    Balchem Corp.                                                      16,812
          2,182    Clearwater Paper Corp. (a)                                         51,648
          2,513    Glatfelter                                                         25,758
            512    Stepan Co.                                                         21,509
                                                                          -------------------
                                                                                     115,727
                                                                          -------------------
                   TELECOMMUNICATION SERVICES - 1.1%
            717    Shenandoah Telecommunications Co.                                  13,845
          1,778    USA Mobility, Inc.                                                 19,878
                                                                          -------------------
                                                                                      33,723
                                                                          -------------------
                   UTILITIES - 1.4%
            260    Connecticut Water Service, Inc.                                     5,483
            857    Laclede Group, Inc. (The)                                          26,636
            377    Middlesex Water Co.                                                 5,191
          1,106    Southwest Water Co.                                                 5,807
                                                                          -------------------
                                                                                      43,117
                                                                          -------------------

                   TOTAL COMMON STOCKS - 94.4%
                   (Cost $2,892,125)                                               2,973,593
                                                                          -------------------

                   ROYALTY TRUSTS - 3.6%
                   ENERGY - 3.6%
            481    BP Prudhoe Bay Royalty Trust                                       35,584
          1,514    Hugoton Royalty Trust                                              21,014
          2,785    Permian Basin Royalty Trust                                        31,805
          1,427    SAN Juan Basin Royalty Trust                                       24,573
                                                                          -------------------
                   TOTAL ROYALTY TRUSTS
                   (Cost $183,356)                                                   112,976
                                                                          -------------------

                   MASTER LIMITED PARTNERSHIPS - 0.8%
                   CONSUMER DISCRETIONARY - 0.2%
            430    Stonemor Partners LP                                                7,035
                                                                          -------------------

                   FINANCIALS - 0.6%
            692    W.P. Carey & Co. LLC                                               18,020
                                                                          -------------------

                   TOTAL MASTER LIMITED PARTNERSHIPS
                   (Cost $21,611)                                                     25,055
                                                                          -------------------

                   EXCHANGE-TRADED FUNDS - 0.6%
            455    iShares S&P SmallCap 600 Index Fund
                   (Cost $18,602)                                                     19,902
                                                                          -------------------

                   INCOME TRUSTS - 0.2%
            431    MV Oil Trust                                                        6,336
                   (Cost $9,960)                                           -------------------


                   TOTAL INVESTMENTS - 99.6%
                   (Cost $3,125,654)                                               3,137,862
                   Other Assets in excess of Liabilities  - 0.4%                      11,141
                                                                          -------------------
                   NET ASSETS - 100.0%                                           $ 3,149,003
                                                                          ===================


LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
REIT - Real Estate Investment Trust

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


-----------------------------------------------------------------------------
                             COUNTRY ALLOCATION*
-----------------------------------------------------------------------------
United States                                                         100.0%
-----------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                                     SECURITIES            DERIVATIVES               TOTAL
(value in $000s)                            --------------------   -------------------   ---------------------

Assets:
Level 1                                                 $ 3,138                   $ -                 $ 3,138
Level 2                                                       -                     -                       -
Level 3                                                       -                     -                       -
                                            --------------------   -------------------   ---------------------
Total                                                   $ 3,138                   $ -                 $ 3,138
                                            ====================   ===================   =====================

Liabilities:
Level 1                                                 $     -                   $ -                 $     -
Level 2                                                       -                     -                       -
Level 3                                                       -                     -                       -
                                            --------------------   -------------------   ---------------------
Total                                                   $     -                   $ -                 $     -
                                            ====================   ===================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES               TOTAL
                                            --------------------   -------------------   ---------------------
Beginning Balance at 8/31/08                            $     -                   $ -                 $     -
Total Realized Gain/Loss                                      -                     -                       -
Change in Unrealized Gain/Loss                                -                     -                       -
Net Purchases and Sales                                       -                     -                       -
Net Transfers In/Out                                          -                     -                       -
                                            --------------------   -------------------   ---------------------
Ending Balance at 5/31/09                               $     -                   $ -                 $     -
                                            ====================   ===================   =====================


CZA | CLAYMORE/ZACKS MID-CAP CORE ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

  NUMBER OF SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
                     Common Stocks  - 87.3%
                     CONSUMER DISCRETIONARY - 7.1%
             1,309   Cinemark Holdings, Inc.                                           $ 13,902
             5,768   Dish Network Corp. - Class A (a)                                    94,595
               747   Hillenbrand, Inc.                                                   12,818
             1,120   Interactive Data Corp.                                              26,264
             3,568   Newell Rubbermaid, Inc.                                             41,068
             1,995   Scripps Networks Interactive, Inc. - Class A                        55,341
               777   WABCO Holdings, Inc.                                                13,193
                                                                              ------------------
                                                                                        257,181
                                                                              ------------------
                     CONSUMER STAPLES - 4.7%
             1,244   Alberto-Culver Co.                                                  28,911
             2,625   Del Monte Foods Co.                                                 21,472
             2,478   Pepsi Bottling Group, Inc.                                          81,427
             1,506   PepsiAmericas, Inc.                                                 39,608
                                                                              ------------------
                                                                                        171,418
                                                                              ------------------
                     ENERGY - 3.2%
             1,971   CNX Gas Corp. (a)                                                   60,588
             1,439   Linn Energy LLC                                                     28,420
             1,584   Southern Union Co.                                                  27,530
                                                                              ------------------
                                                                                        116,538
                                                                              ------------------
                     FINANCIALS - 11.2%
               611   Allied World Assurance Co. Holdings Ltd. (Bermuda)                  23,065
             1,447   American Financial Group, Inc.                                      30,995
             2,755   Ameriprise Financial, Inc.                                          83,201
               760   Arch Capital Group, Ltd. (Bermuda) (a)                              43,252
             1,239   Arthur J. Gallagher & Co.                                           25,957
               755   Everest Re Group Ltd. (Bermuda)                                     52,269
               643   Hanover Insurance Group, Inc. (The)                                 22,061
               345   Harleysville Group, Inc.                                            10,105
             1,188   OneBeacon Insurance Group Ltd. - Class A (Bermuda)                  12,902
             2,152   Willis Group Holdings Ltd. (Bermuda)                                57,308
             1,972   WR Berkley Corp.                                                    42,773
                                                                              ------------------
                                                                                        403,888
                                                                              ------------------
                     HEALTH CARE - 5.4%
             3,427   CIGNA Corp.                                                         75,977
             1,832   Hospira, Inc. (a)                                                   63,204
             2,283   IMS Health, Inc.                                                    27,487
               459   Techne Corp.                                                        27,664
                                                                              ------------------
                                                                                        194,332
                                                                              ------------------
                     INDUSTRIALS - 16.9%
             1,347   Ametek, Inc.                                                        42,363
               567   Brink's Co. (The)                                                   15,076
               504   Copa Holdings SA - Class A (Panama)                                 17,549
               751   Crane Co.                                                           17,709
             2,610   Cummins, Inc.                                                       84,642
               515   Elbit Systems Ltd. (Israel)                                         30,957
               656   First Advantage Corp. - Class A (a)                                  8,843
               740   Flowserve Corp.                                                     54,442
             4,324   Ingersoll-Rand Co. Ltd. - Class A (Bermuda)                         87,474
             2,144   KBR, Inc.                                                           39,492
               879   Navistar International Corp. (a)                                    34,993
             2,011   Parker Hannifin Corp.                                               84,985
             1,095   Shaw Group, Inc. (The) (a)                                          29,784
             1,808   Spirit Aerosystems Holdings, Inc. - Class A (a)                     24,860
               443   Teledyne Technologies, Inc. (a)                                     14,561
               337   Valmont Industries, Inc.                                            23,122
                                                                              ------------------
                                                                                        610,852
                                                                              ------------------
                     INFORMATION TECHNOLOGY - 18.8%
             2,392   Amdocs Ltd. (Guernsey) (a)                                          51,763
             2,181   AVX Corp.                                                           20,240
             1,764   Broadridge Financial Solutions, Inc.                                29,212
             4,106   Brocade Communications Systems, Inc. (a)                            30,138
             1,465   Convergys Corp. (a)                                                 13,551
             2,334   Fidelity National Information Services, Inc.                        44,953
             8,943   Flextronics International Ltd. (Singapore) (a)                      35,414
             1,127   Hewitt Associates, Inc. - Class A (a)                               32,683
             1,041   Jack Henry & Associates, Inc.                                       19,123
             1,135   Lender Processing Services, Inc.                                    32,972
             1,422   Metavante Technologies, Inc. (a)                                    36,474
             1,001   Microsemi Corp. (a)                                                 13,473
             1,408   Parametric Technology Corp. (a)                                     16,305
             1,501   Perot Systems Corp. - Class A (a)                                   20,504
             1,163   Quest Software, Inc. (a)                                            15,026
               819   Solera Holdings, Inc. (a)                                           18,755
             1,728   Synopsys, Inc. (a)                                                  33,661
             2,228   Teradata Corp. (a)                                                  48,125
             5,568   Tyco Electronics Ltd. (Bermuda)                                     96,716
             2,810   Western Digital Corp. (a)                                           69,829
                                                                              ------------------
                                                                                        678,917
                                                                              ------------------
                     MATERIALS - 8.9%
               988   Airgas, Inc.                                                        41,753
               785   Ashland, Inc.                                                       21,038
             1,171   Ball Corp.                                                          46,606
             1,846   Crown Holdings, Inc. (a)                                            43,381
               917   FMC Corp.                                                           49,839
               820   Lubrizol Corp.                                                      36,629
             1,553   RPM International, Inc.                                             23,792
             1,969   Sealed Air Corp.                                                    39,400
               455   Silgan Holdings, Inc.                                               20,138
                                                                              ------------------
                                                                                        322,576
                                                                              ------------------
                     TELECOMMUNICATION SERVICES - 1.2%
             1,171   Cellcom Israel Ltd. (Israel)                                        31,266
               917   Syniverse Holdings, Inc. (a)                                        13,709
                                                                              ------------------
                                                                                         44,975
                                                                              ------------------
                     UTILITIES - 9.9%
               977   AGL Resources, Inc.                                                 28,255
             1,363   Alliant Energy Corp.                                                32,344
             1,145   Atmos Energy Corp.                                                  27,480
             1,488   Great Plains Energy, Inc.                                           22,424
             2,211   MDU Resources Group, Inc.                                           40,815
             1,001   National Fuel Gas Co.                                               33,563
             3,075   NV Energy, Inc.                                                     30,750
             2,367   Questar Corp.                                                       80,218
             2,663   TECO Energy, Inc.                                                   29,879
             1,341   UGI Corp.                                                           32,331
                                                                              ------------------
                                                                                        358,059
                                                                              ------------------
                     TOTAL COMMON STOCK - 87.3%
                     (Cost $2,959,607)                                                3,158,736
                                                                              ------------------

                     MASTER LIMITED PARTNERSHIPS - 12.4%
                     ENERGY - 11.0%
             2,246   Boardwalk Pipeline Partners LP                                      46,357
               653   Buckeye Partners LP                                                 28,072
             1,139   El Paso Pipeline Partners LP                                        21,869
             2,777   Energy Transfer Equity LP                                           72,980
               877   Magellan Midstream Partners LP                                      30,651
               803   Natural Resource Partners LP                                        18,999
               697   NuStar Energy LP                                                    37,659
             1,545   Plains All American Pipeline LP                                     68,413
             1,015   Regency Energy Partners LP                                          12,830
               373   Sunoco Logistics Partners LP                                        19,553
             1,324   TEPPCO Partners LP                                                  39,495
                                                                              ------------------
                                                                                        396,878
                                                                              ------------------
                     UTILITIES - 1.4%
               705   Amerigas Partners LP                                                22,546
               613   Spectra Energy Partners LP                                          13,002
               408   Suburban Propane Partners LP                                        17,116
                                                                              ------------------
                                                                                         52,664
                                                                              ------------------

                                                                              ------------------
                     TOTAL MASTER LIMITED PARTNERSHIPS - 12.4%                          449,542
                                                                              ------------------
                     (Cost $390,095)

                     EXCHANGE - TRADED FUNDS - 0.2%
               115   iShares Russell Midcap Index Fund                                    7,522
                     (Cost $7,235)                                            ------------------

                     TOTAL INVESTMENTS - 99.9%
                     (Cost $3,356,937)                                                3,615,800
                     Other Assets in excess of Liabilities - 0.1%                         1,889
                                                                              ------------------
                     NET ASSETS - 100.0%                                            $ 3,617,689
                                                                              ==================

LLC - Limited Liability Company
LP - Limited Partnership
SA - Corporation

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


-----------------------------------------------------------------------------
                              COUNTRY ALLOCATION*
-----------------------------------------------------------------------------
United States                                                          85.1%
Bermuda                                                                10.3%
Israel                                                                  1.7%
Guernsey                                                                1.4%
Singapore                                                               1.0%
Panama                                                                  0.5%
-----------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
(value in $000s)                            -------------------    ------------------   ---------------------

Assets:
Level 1                                                $ 3,616                   $ -                 $ 3,616
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                  $ 3,616                   $ -                 $ 3,616
                                            ===================    ==================   =====================

Liabilities:
Level 1                                                $     -                   $ -                 $     -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                  $     -                   $ -                 $     -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                           $     -                   $ -                 $     -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 5/31/09                              $     -                   $ -                 $     -
                                            ===================    ==================   =====================

CVY | CLAYMORE/ZACKS MULTI-ASSET INCOME INDEX ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

  NUMBER
  OF SHARES   DESCRIPTION                                                                        VALUE
-------------------------------------------------------------------------------------------------------

              COMMON STOCKS  - 71.1%
              CONSUMER DISCRETIONARY - 8.5%
     69,338   American Greetings Corp. - Class A                                          $    474,965
     14,417   Barnes & Noble, Inc.                                                             356,244
     31,122   Foot Locker, Inc.                                                                345,765
     39,631   Gannett Co., Inc.                                                                189,040
     32,327   Gentex Corp.                                                                     381,135
     14,557   International Game Technology                                                    252,710
     30,183   Meredith Corp.                                                                   813,734
     17,447   Shaw Communications, Inc. - Class B (Canada)                                     303,403
     33,463   Starwood Hotels & Resorts Worldwide, Inc.                                        818,840
        611   Thomson Reuters PLC, ADR (United Kingdom)                                        100,345
     27,351   Tupperware Brands Corp.                                                          665,176
     13,236   World Wrestling Entertainment, Inc. - Class A                                    165,185
                                                                                           ------------
                                                                                             4,866,542
                                                                                           ------------
              CONSUMER STAPLES - 2.9%
     17,412   Cal-Maine Foods, Inc.                                                            425,549
      4,427   Lorillard, Inc.                                                                  302,497
     50,316   Sara Lee Corp.                                                                   452,341
     13,498   Universal Corp.                                                                  499,831
                                                                                           ------------
                                                                                             1,680,218
                                                                                           ------------
              ENERGY - 8.2%
     66,494   Crosstex Energy, Inc.                                                            232,729
     55,073   DHT Maritime, Inc. (Marshall Islands)                                            317,771
     19,121   Frontline Ltd. (Bermuda)                                                         447,049
     25,141   Nordic American Tanker Shipping (Bermuda)                                        843,229
     17,219   Overseas Shipholding Group, Inc.                                                 582,347
     51,551   Patterson-UTI Energy, Inc.                                                       739,241
     30,108   Ship Finance International Ltd. (Bermuda)                                        372,737
     22,707   Spectra Energy Corp.                                                             364,447
     28,043   Teekay Corp. (Marshall Islands)                                                  449,810
     12,269   TransCanada Corp. (Canada)                                                       364,880
                                                                                           ------------
                                                                                             4,714,240
                                                                                           ------------
              FINANCIALS - 25.6%
     23,141   Aflac, Inc.                                                                      821,506
     28,014   Allianz SE, ADR (Germany)                                                        277,058
     23,646   AXA SA, ADR (France)                                                             445,727
     64,425   Banco Santander SA, ADR (Spain)                                                  691,925
     12,108   Bank of Hawaii Corp.                                                             453,202
     26,183   BioMed Realty Trust, Inc. - REIT                                                 257,379
     32,481   Brandywine Realty Trust - REIT                                                   241,983
     52,249   Brookfield Properties Corp. (Canada)                                             395,002
     20,646   Camden Property Trust - REIT                                                     619,793
      7,661   Canadian Imperial Bank of Commerce (Canada)                                      382,054
     53,042   CBL & Associates Properties, Inc. - REIT                                         330,452
      7,506   Community Bank System, Inc.                                                      116,343
     17,122   Cousins Properties, Inc. - REIT                                                  154,098
     15,174   Deutsche Bank AG (Germany)                                                     1,025,914
     14,925   Entertainment Properties Trust - REIT                                            303,276
      8,609   Erie Indemnity Co. - Class A                                                     297,871
      7,292   Hatteras Financial Corp. - REIT                                                  181,717
     32,606   Hospitality Properties Trust - REIT                                              455,506
     46,704   HRPT Properties Trust - REIT                                                     221,844
     11,148   HSBC Holdings PLC, ADR (United Kingdom)                                          506,788
     24,765   Hudson City Bancorp, Inc.                                                        317,735
     14,947   Lincoln National Corp.                                                           283,246
      3,507   M&T Bank Corp.                                                                   176,402
     21,297   Mack-Cali Realty Corp. - REIT                                                    526,249
     38,337   MFA Financial, Inc. - REIT                                                       239,990
      2,654   Park National Corp.                                                              167,202
     67,003   ProLogis - REIT                                                                  568,855
    102,603   Protective Life Corp.                                                          1,268,173
     11,168   Redwood Trust, Inc. - REIT                                                       177,795
     33,385   SL Green Realty Corp. - REIT                                                     764,517
     13,220   Toronto-Dominion Bank (Canada)                                                   673,030
      7,216   Trustmark Corp.                                                                  141,361
      8,340   United Bankshares, Inc.                                                          175,891
     18,318   Waddell & Reed Financial, Inc. - Class A                                         446,959
     34,361   Weingarten Realty Investors - REIT                                               545,653
                                                                                           ------------
                                                                                            14,652,496
                                                                                           ------------
              HEALTH CARE - 2.3%
     14,048   Bristol-Myers Squibb Co.                                                         279,836
     13,204   Eli Lilly & Co.                                                                  456,462
     16,030   Merck & Co., Inc.                                                                442,108
     10,433   Pfizer, Inc.                                                                     158,477
                                                                                           ------------
                                                                                             1,336,883
                                                                                           ------------
              INDUSTRIALS - 5.3%
     31,764   Baldor Electric Co.                                                              736,607
     41,626   Barnes Group, Inc.                                                               635,213
     16,633   Deluxe Corp.                                                                     235,191
     58,779   Knoll, Inc.                                                                      407,338
     24,932   Masco Corp.                                                                      258,296
     20,514   Oshkosh Corp.                                                                    243,501
      6,657   Pitney Bowes, Inc.                                                               152,312
      7,482   Watsco, Inc.                                                                     368,339
                                                                                           ------------
                                                                                             3,036,797
                                                                                           ------------
              INFORMATION TECHNOLOGY - 2.8%
     46,869   AU Optronics Corp., ADR (Taiwan)                                                 486,969
     12,244   Molex, Inc. - Class A                                                            168,967
     33,707   Siliconware Precision Industries Co., ADR (Taiwan)                               249,432
     40,912   Tyco Electronics Ltd. (Bermuda)                                                  710,641
                                                                                           ------------
                                                                                             1,616,009
                                                                                           ------------
              MATERIALS - 6.8%
     20,611   Alcoa, Inc.                                                                      190,033
     12,254   Cabot Corp.                                                                      195,696
      6,845   EI Du Pont de Nemours & Co.                                                      194,877
     62,370   Glatfelter                                                                       639,293
     12,617   Greif, Inc. - Class A                                                            609,654
     52,997   Methanex Corp. (Canada)                                                          634,904
      6,663   Sonoco Products Co.                                                              162,311
     28,288   Southern Copper Corp.                                                            592,068
     47,296   Worthington Industries, Inc.                                                     661,671
                                                                                           ------------
                                                                                             3,880,507
                                                                                           ------------
              TELECOMMUNICATIONS - 5.1%
     12,840   Cellcom Israel Ltd. (Israel)                                                     342,828
      9,756   CenturyTel, Inc.                                                                 300,972
     26,802   Deutsche Telekom AG, ADR (Germany)                                               306,883
      7,523   France Telecom SA, ADR (France)                                                  175,587
     13,394   NTELOS Holdings Corp.                                                            239,351
     10,131   TELUS Corp. (Canada)                                                             287,923
      9,000   Verizon Communications, Inc.                                                     263,340
     74,015   Vimpel-Communications, ADR (Russia) (a)                                          966,636
                                                                                           ------------
                                                                                             2,883,520
                                                                                           ------------
              UTILITIES - 3.6%
      4,630   AGL Resources, Inc.                                                              133,900
      4,820   Allete, Inc.                                                                     127,344
      5,550   Alliant Energy Corp.                                                             131,702
      4,580   American Electric Power Co., Inc.                                                120,637
     11,765   Atmos Energy Corp.                                                               282,360
     37,591   Centerpoint Energy, Inc.                                                         380,421
      1,814   CPFL Energia SA, ADR (Brazil)                                                     89,321
      5,857   OGE Energy Corp.                                                                 151,228
     11,494   Oneok, Inc.                                                                      336,774
     12,314   Vectren Corp.                                                                    280,143
                                                                                           ------------
                                                                                             2,033,830
                                                                                           ------------
              TOTAL COMMON STOCKS - 71.1%
              (Cost $29,828,501)                                                            40,701,042
                                                                                           ------------

              PREFERRED STOCKS  - 9.9%
              FINANCIALS - 8.0%
     23,217   Allianz SE, 8.375%, 06/15/13 (Germany)                                           487,325
      8,568   BanColombia SA, Preference Shares, ADR (Columbia)                                245,902
     50,579   Bank of America Corp., Ser. I, 6.625%, 10/01/17                                  826,461
     52,924   Citigroup, Inc., Ser. AA, 8.125%, 02/15/18                                     1,160,623
     19,025   Credit Suisse Guernsey, 7.90%, 03/28/13 (Switzerland)                            437,575
     25,800   Deutsche Bank Contingent Capital Trust V, 8.05%, 06/30/18                        544,896
     28,992   ING Groep NV, 6.375%, 06/15/12 (Netherlands)                                     401,249
      3,719   Keycorp, Ser. A, 7.75%, 12/31/49                                                 245,454
     13,492   Prudential PLC, 6.75%, 12/07/09 (United Kingdom)                                 244,205
                                                                                           ------------
                                                                                             4,593,690
                                                                                           ------------
              MATERIALS - 1.2%
      7,903   Freeport-McMoRan Copper & Gold, Inc., 6.75%, 05/01/10                            667,645
                                                                                           ------------

              TELECOMMUNICATIONS - 0.7%
     22,068   Tele Norte Leste Participacoes SA, Preference Shares, ADR (Brazil)               391,045
                                                                                           ------------

              TOTAL PREFERRED STOCKS
              (Cost $3,222,366)                                                            ------------
                                                                                             5,652,380
                                                                                           ------------

              CLOSED-END FUNDS - 9.4%
     79,718   Alpine Total Dynamic Dividend Fund                                               613,031
     75,144   BlackRock Debt Strategies Fund, Inc.                                             213,409
     26,479   BlackRock Global Equity Income Trust                                             234,339
     43,898   BlackRock International Growth and Income Trust                                  445,565
     33,240   BlackRock Preferred and Equity Advantage Trust                                   331,403
     27,171   Cohen & Steers Advantage Income Realty Fund, Inc.                                102,435
     16,621   Cohen & Steers Premium Income Realty Fund, Inc.                                   59,836
     53,609   Eaton Vance Tax-Managed Global Diversified Equity Income Fund                    561,822
     19,327   Evergreen Global Dividend Opportunity Fund                                       205,832
     48,967   Evergreen Income Advantage Fund                                                  399,571
     33,289   Gabelli Equity Trust, Inc.                                                       149,800
     25,520   Highland Credit Strategies Fund                                                  129,642
     54,269   ING Global Equity Dividend & Premium Opportunity Fund                            659,911
     21,982   John Hancock Tax-Advantaged Dividend Income Fund                                 198,058
     47,619   Nicholas-Applegate Convertible & Income Fund II                                  289,047
     36,714   Nuveen Multi-Strategy Income and Growth Fund                                     196,420
     23,727   Nuveen Quality Preferred Income Fund                                             123,618
     19,406   Royce Value Trust, Inc.                                                          162,622
     42,093   Western Asset High Income Fund II, Inc.                                          300,123
              (Cost $4,303,225)                                                            ------------
                                                                                             5,376,484
                                                                                           ------------

              MASTER LIMITED PARTNERSHIPS - 8.3%
              ENERGY - 7.7%
     12,401   Boardwalk Pipeline Partners LP                                                   255,957
     16,023   Energy Transfer Equity LP                                                        421,084
      8,087   Energy Transfer Partners LP                                                      342,161
      5,350   Kinder Morgan Energy Partners LP                                                 273,599
     35,401   Linn Energy LLC                                                                  699,170
     16,372   Magellan Midstream Holdings LP                                                   344,303
      5,574   NuStar Energy LP                                                                 301,163
      6,359   ONEOK Partners LP                                                                307,712
     75,663   Pengrowth Energy Trust (Canada)                                                  662,808
      6,699   Plains All American Pipeline LP                                                  296,632
     16,009   TEPPCO Partners LP                                                               477,549
                                                                                           ------------
                                                                                             4,382,138
                                                                                           ------------
              FINANCIALS - 0.6%
     19,341   AllianceBernstein Holding LP                                                     369,026
                                                                                           ------------

              TOTAL MASTER LIMITED PARTNERSHIPS
              (Cost $3,977,304)                                                            ------------
                                                                                             4,751,164
                                                                                           ------------

              INCOME TRUSTS - 0.9%
              ENERGY - 0.9%
     85,863   Harvest Energy Trust (Canada)
              (Cost $363,105)                                                                  552,099
                                                                                           ------------

              TOTAL INVESTMENTS - 99.6%
              (Cost $41,694,501)                                                            57,033,169
              Other Assets in excess of Liabilities - 0.4%                                     204,041
                                                                                           ------------
              NET ASSETS - 100.0%                                                         $ 57,237,210
                                                                                           ============


ADR - American Depositary Receipt
AG - Stock Corporation
LLC - Limited Liability Corporation
LP - Limited Partnership
NV - Publicly-Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SE - Stock Corporation

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.



-------------------------------------------------------------------
                       Country Allocation*
-------------------------------------------------------------------
 United States                                               73.2%
 Canada                                                       7.5%
 Bermuda                                                      4.2%
 Germany                                                      3.7%
 Russia                                                       1.7%
 United Kingdom                                               1.5%
 Marshall Islands                                             1.3%
 Taiwan                                                       1.3%
 Spain                                                        1.2%
 France                                                       1.1%
 Brazil                                                       0.8%
 Switzerland                                                  0.8%
 Netherlands                                                  0.7%
 Israel                                                       0.6%
 Columbia                                                     0.4%
-------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
(value in $000s)                            -------------------    ------------------   ---------------------

Assets:
Level 1                                               $ 57,033                   $ -                $ 57,033
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $ 57,033                   $ -                $ 57,033
                                            ===================    ==================   =====================

Liabilities:
Level 1                                               $      -                   $ -                $      -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $      -                   $ -                $      -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                          $      -                   $ -                $      -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 5/31/09                             $      -                   $ -                $      -
                                            ===================    ==================   =====================

XRO |  CLAYMORE/ZACKS SECTOR ROTATION ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

        NUMBER OF SHARES   DESCRIPTION                                                                 VALUE
-------------------------------------------------------------------------------------------------------------
                           COMMON STOCKS  - 99.9%
                           CONSUMER DISCRETIONARY - 26.4%
                   6,418   Advance Auto Parts, Inc.                                             $    273,343
                   3,309   Aeropostale, Inc. (a)                                                     114,558
                   5,959   Amazon.com, Inc. (a)                                                      464,742
                   4,469   Apollo Group, Inc. - Class A (a)                                          264,118
                   2,154   AutoZone, Inc. (a)                                                        327,731
                  14,148   Bed Bath & Beyond, Inc. (a)                                               397,700
                   3,668   Career Education Corp. (a)                                                 73,653
                   7,664   Darden Restaurants, Inc.                                                  277,207
                   5,473   DeVry, Inc.                                                               238,459
                  19,204   DIRECTV Group, Inc. (a)                                                   432,090
                   5,918   Dollar Tree, Inc. (a)                                                     264,949
                   7,901   Family Dollar Stores, Inc.                                                239,163
                  19,249   H&R Block, Inc.                                                           281,035
                  18,578   Home Depot, Inc.                                                          430,266
                   3,535   Interactive Data Corp.                                                     82,896
                   2,171   ITT Educational Services, Inc. (a)                                        199,276
                   8,274   Kohl's Corp. (a)                                                          351,397
                   3,310   Marvel Entertainment, Inc. (a)                                            109,826
                   8,021   McDonald's Corp.                                                          473,159
                   4,095   NetFlix, Inc. (a)                                                         161,425
                   7,530   O'Reilly Automotive, Inc. (a)                                             271,456
                   8,387   PetSmart, Inc.                                                            170,759
                   7,349   Ross Stores, Inc.                                                         287,787
                     976   Strayer Education, Inc.                                                   179,848
                  13,658   TJX Cos., Inc.                                                            403,048
                  12,741   Yum! Brands, Inc.                                                         441,221
                                                                                           ------------------
                                                                                                   7,211,112
                                                                                           ------------------
                           CONSUMER STAPLES - 8.6%
                   2,747   BJ's Wholesale Club, Inc. (a)                                              96,804
                   5,403   Delhaize Group, ADR (Belgium)                                             400,363
                  20,625   Kroger Co.                                                                470,250
                  19,197   Sysco Corp.                                                               459,960
                  16,861   Walgreen Co.                                                              502,289
                   8,401   Wal-Mart Stores, Inc.                                                     417,866
                                                                                           ------------------
                                                                                                   2,347,532
                                                                                           ------------------
                           FINANCIALS - 10.6%
                   9,295   Brown & Brown, Inc.                                                       179,208
                   4,650   Capitol Federal Financial                                                 195,719
                   3,745   Cullen/Frost Bankers, Inc.                                                183,318
                   5,298   Digital Realty Trust, Inc.                                                189,509
                   3,723   Everest Re Group Ltd. (Bermuda)                                           257,743
                  13,461   Fidelity National Financial, Inc. - Class A                               187,646
                   6,632   First American Corp.                                                      151,342
                   8,184   First Horizon National Corp.                                               99,354
                   1,190   Greenhill & Co., Inc.                                                      87,465
                   4,232   PartnerRe Ltd. (Bermuda)                                                  276,180
                  19,485   People's United Financial, Inc.                                           307,863
                  25,356   TD Ameritrade Holding Corp. (a)                                           432,066
                  21,737   TFS Financial Corp.                                                       248,019
                   3,712   Validus Holdings Ltd. (Bermuda)                                            84,671
                                                                                           ------------------
                                                                                                   2,880,103
                                                                                           ------------------
                           HEALTH CARE - 40.0%
                   9,177   Abbott Laboratories                                                       413,516
                   4,668   Alexion Pharmaceuticals, Inc. (a)                                         170,382
                   9,164   Allergan, Inc.                                                            404,407
                   8,073   AmerisourceBergen Corp.                                                   299,508
                   8,838   Amgen, Inc. (a)                                                           441,370
                   8,546   Baxter International, Inc.                                                437,470
                   6,511   Becton Dickinson and Co.                                                  440,664
                   8,350   Biogen Idec, Inc. (a)                                                     432,446
                  19,966   Bristol-Myers Squibb Co.                                                  397,723
                   9,858   Celgene Corp. (a)                                                         416,402
                   3,872   Cephalon, Inc. (a)                                                        225,776
                   4,392   CR Bard, Inc.                                                             313,984
                   5,975   DaVita, Inc. (a)                                                          269,532
                   4,349   Edwards Lifesciences Corp. (a)                                            277,640
                   4,972   Endo Pharmaceuticals Holdings, Inc. (a)                                    79,204
                   7,584   Express Scripts, Inc. (a)                                                 485,755
                   1,929   Gen-Probe, Inc. (a)                                                        82,233
                   7,369   Genzyme Corp. (a)                                                         435,803
                   9,448   Gilead Sciences, Inc. (a)                                                 407,209
                   6,590   Henry Schein, Inc. (a)                                                    300,109
                   7,080   Illumina, Inc. (a)                                                        259,907
                   3,494   Immucor, Inc. (a)                                                          52,585
                   8,322   Johnson & Johnson                                                         459,042
                   5,985   Laboratory Corp. of America Holdings (a)                                  364,846
                   9,994   McKesson Corp.                                                            411,253
                  10,588   Medco Health Solutions, Inc. (a)                                          485,883
                   5,799   Myriad Genetics, Inc. (a)                                                 209,692
                   7,177   Omnicare, Inc.                                                            193,994
                   2,298   OSI Pharmaceuticals, Inc. (a)                                              77,672
                  11,013   QIAGEN NV (Netherlands) (a)                                               193,829
                   7,375   Quest Diagnostics, Inc.                                                   385,122
                   4,975   ResMed, Inc. (a)                                                          184,423
                   9,639   St. Jude Medical, Inc. (a)                                                376,114
                   3,897   VCA Antech, Inc. (a)                                                       94,580
                   9,178   Vertex Pharmaceuticals, Inc. (a)                                          273,596
                   5,650   Watson Pharmaceuticals, Inc. (a)                                          170,913
                                                                                           ------------------
                                                                                                  10,924,584
                                                                                           ------------------
                           INDUSTRIALS - 6.9%
                   6,739   Aecom Technology Corp. (a)                                                215,042
                   1,312   Alliant Techsystems, Inc. (a)                                             113,213
                  10,624   Cintas Corp.                                                              247,433
                   3,425   Dun & Bradstreet Corp.                                                    280,131
                   1,822   Elbit Systems Ltd. (Israel)                                               109,520
                   4,268   IHS, Inc. - Class A (a)                                                   204,864
                   5,502   Stericycle, Inc. (a)                                                      274,990
                  13,677   Waste Management, Inc.                                                    377,348
                   1,780   Watson Wyatt Worldwide, Inc. - Class A                                     67,533
                                                                                           ------------------
                                                                                                   1,890,074
                                                                                           ------------------
                           INFORMATION TECHNOLOGY - 5.3%
                  15,922   Accenture Ltd. - Class A (Bermuda)                                        476,545
                   9,446   Broadridge Financial Solutions, Inc.                                      156,426
                   5,907   Hewitt Associates, Inc. - Class A (a)                                     171,303
                   4,403   Metavante Technologies, Inc. (a)                                          112,937
                   7,872   Visa, Inc. - Class A                                                      533,013
                                                                                           ------------------
                                                                                                   1,450,224
                                                                                           ------------------
                           MATERIALS - 2.1%
                   6,075   Ball Corp.                                                                241,785
                   7,733   Crown Holdings, Inc. (a)                                                  181,725
                   2,532   Scotts Miracle-Gro Co. - Class A                                           86,848
                   1,672   Silgan Holdings, Inc.                                                      74,003
                                                                                           ------------------
                                                                                                     584,361
                                                                                           ------------------
                           TOTAL INVESTMENTS - 99.9%
                           (Cost $27,131,731)                                                     27,287,990
                           Other Assets in excess of Liabilities - 0.1%                               17,129
                                                                                           ------------------
                           NET ASSETS - 100.0%                                                  $ 27,305,119
                                                                                           ==================

ADR - American Depositary Receipt
NV - Publicly Traded Company

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


-------------------------------------------------------------------------
                           Country Allocation*
-------------------------------------------------------------------------
United States                                                      93.4%
Bermuda                                                             4.0%
Belgium                                                             1.5%
Netherlands                                                         0.7%
Israel                                                              0.4%
-------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                             SECURITIES        DERIVATIVES           TOTAL
(value in $000s)                     -----------------   ---------------   -----------------

Assets:
Level 1                                      $ 27,288               $ -            $ 27,288
Level 2                                             -                 -                   -
Level 3                                             -                 -                   -
                                     -----------------   ---------------   -----------------
Total                                        $ 27,288               $ -            $ 27,288
                                     =================   ===============   =================

Liabilities:
Level 1                                      $      -               $ -            $      -
Level 2                                             -                 -                   -
Level 3                                             -                 -                   -
                                     -----------------   ---------------   -----------------
Total                                        $      -               $ -            $      -
                                     =================   ===============   =================


LEVEL 3 HOLDINGS                        SECURITIES        DERIVATIVES           TOTAL
                                     -----------------   ---------------   -----------------
Beginning Balance at 8/31/08                 $      -               $ -            $      -
Total Realized Gain/Loss                            -                 -                   -
Change in Unrealized Gain/Loss                      -                 -                   -
Net Purchases and Sales                             -                 -                   -
Net Transfers In/Out                                -                 -                   -
                                     -----------------   ---------------   -----------------
Ending Balance at 5/31/09                    $      -               $ -            $      -
                                     =================   ===============   =================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: July 29, 2009
     ---------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: July 29, 2009
     ---------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     ---------------------------------------------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: July 29, 2009
     ---------------------------------------------------------------------------